UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

John R. Greed

Senior Executive Vice President and Chief Financial Officer

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.     REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2014

Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the year ended December 31, 2014.

The S&P 500® Index (S&P 500) generated a total return of 13.7% for the year, ahead of expectations at the beginning of year of 8-10%. In doing so, the index set 53 new all-time highs, surpassed in only two prior years, 1964 and 1998. Domestically, only the mid-cap indexes beat the S&P 500, and U.S. stocks in general outperformed all major non-domestic equity indexes.

It was also an extremely good year for the performance of U.S. bonds, especially U.S. Treasury securities with maturities over 10 years, which generated a total return of 17.1%. All U.S. Treasury securities posted total returns of 5.1% in aggregate, while investment grade bonds produced returns of 7.5%. Domestic high-yield bonds did not fare as well, returning only 2.5%, and spreads widened during the last several months of the year as a variety of uncertainties, more fully discussed below, were reflected more immediately in these riskier issues. Compared to non-domestic bond markets, U.S. bonds came in at the middle of the pack in aggregate.

The outperformance of U.S. stocks was based on clear improvement in domestic economic fundamentals, especially in comparison to deterioration in most other economies of the world. Europe remained on the verge of recession, China continued to struggle to maintain growth in the mid-7% range after twenty years of double-digit growth, and nations dependent on commodity exports struggled with excess supply in the face of falling demand from China.

With regard to the U.S. economy specifically, signs of accelerating growth began to appear following the weather-impacted first quarter, which experienced a decline in GDP growth of -2.1%. However, GDP growth in the second and third quarters was 4.6% and 5.0%, respectively, with current expectations of a 2.8% gain in the fourth quarter. All key components of GDP except net exports, namely, consumption, investment, and government, made positive contributions in the second quarter, and all four contributed positively in the third quarter.

In particular, consumer spending has been running at a year-over-year monthly rate of 4.0% in 2014, up from the mid-3.0% range in 2012 and 2013. Business investment spending has been accelerating for the past seven quarters. Government spending has stopped detracting from overall growth. In fact, because the pace of spending cuts have been diminishing, annual federal budget deficits have more than halved since their peak in 2009, having shrunk from over 10% of GDP to less than 3%.

The most important set of economic statistics for driving future growth are those pertaining to labor. The key headline data point highlighting U.S. economic improvement is the fact that the unemployment rate has declined from a peak of 10.0% in October, 2009 to 5.6% in December, 2014, not far from the average lows of 4.6% in 2006 and 2007. Driving this improvement has been the addition of an average 225,000 new jobs per month during 2014. However, despite the fact that all jobs lost in the financial crisis of 2008-2009 have been replaced, there is still little indication that wages have begun to improve. Growth in the labor force is of course good for consumer spending because it adds income to the national aggregate, but wage increases are necessary for consumers to keep up with the rising cost of living and have the confidence to spend rather than save. The recent drop in gasoline prices likely will be a big help, especially for lower wage earners whose gasoline bills constitute a greater portion of their overall income. It is estimated that at the current national average price per gallon of gasoline, the incremental dollars saved across the economy could run as high as between $200-$350 billion dollars on an annual basis, representing 2.0% of current nominal GDP.

The conclusion: the U.S. economy is healing and prospects for further improvement are good. There has been concern expressed that the U.S. will not be able to sustain continued improvement in growth if the rest of the world stagnates. However, the U.S. economy is a closed economy, with exports representing less than 15% of total GDP, the lowest export share of any major or minor economy in the world, while consumption constitutes nearly 70%. In addition, even though our imports as a percent of GDP, at about 17%, is also among the lowest in the world, the size of our economy, which will continue to grow, means that we spend more on imported goods than any other nation. Thus, U.S. growth should positively impact economies around the world. The recent relative appreciation of the dollar should also increase our import expenditures, further assisting export dominated nations with which we trade.

Of course, there are always concerns. One of the most significant is what impact the Federal Reserve’s impending initiation of interest rate increases will have on the world’s economic and financial system. No one knows.

The most recent set of uncertainties to arise is what will be the impact of the rapid and dramatic collapse in oil prices, a global trend toward deflation, and the increase in the relative value of the U.S. dollar. Stir into this mix the seeming explosion of geopolitical risk (Ukraine, ISIS, cyber-attacks, Greece) and it becomes extremely difficult to come up with a most likely scenario.

Compounding the problem is that each of these changes sets in motion responses, which in turn spawn counter responses. We have already seen currency devaluations in response to a stronger dollar, the most dramatic of which being the 16% decline in the relative value of the euro in response to interest rate cuts over the past six months and the announcement that the European Central Bank (ECB) will begin a massive quantitative easing program. This coupled with the prospect of rising U.S. policy rates has prompted sales of euro denominated bonds and purchases of U.S. Treasury securities, with the consequence that the 10-year U.S. Treasury Note yields under 2%, near historical lows.

Nevertheless, we have witnessed over the past six years successful negotiation of seemingly intractable problems (European Sovereign Bond Crisis, U.S. Treasury Budget Crisis, the collapse of global commodity prices, interest rate and currency shocks, etc.). We expect the same going forward.

The combination of Japanese and now Eurozone quantitative easing are expected to inject three times the liquidity into the global financial system in 2015 than was added by the Federal Reserve during its nine month tapering phase which just ended. The 50% decline in the price of oil since last June will reduce costs and stimulate spending, especially in the United States, but also in most nations, despite the strength in the relative value of the dollar. China, Europe, and Japan, the three largest economic entities in the world after the United States, are all net importers of oil. And as noted previously, improving consumer and business fundamentals coupled with a stronger dollar should prompt greater import expenditures, serving to drive growth in exporting nations.

This potential for slow but eventual improvement in global economic and financial fundamentals should continue to be supportive of stock price appreciation, not necessarily robust or without setbacks and volatility, but in our estimation, the trajectory should be up at least over the next two years.

As shown in the accompanying 2014 financial statements, in December 2014, a large existing Funds shareholder at this time redeemed all its shares across several funds, totaling approximately $186.4 million in order to invest those funds in an individually managed investment vehicle offered by Mutual of America Life Insurance Company that was specifically tailored for certain investment preferences and restrictions of that shareholder. This required the Funds to liquidate a significant portion of its investment portfolios to fund the redemption.

The Adviser to the Funds continues to reimburse the Funds for all expenses incurred by the Funds, other than the Adviser’s Management Fees, and a special dividend was declared to all shareholders in connection with this large fund redemption and, as such, this transaction did not have an adverse impact on any of our shareholders in 2014 and will not have an adverse impact on any shareholders in 2015.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2014

All America Fund	+11.21%
Equity Index Fund	+13.52%
Mid-Cap Equity Index Fund	+ 9.66%
Small Cap Value Fund	+ 5.20%
Small Cap Growth Fund	+ 5.85%
Bond Fund	+ 6.60%
Money Market Fund	+ 0.02%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the year ended December 31, 2014 compared with its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) that illustrates each Fund’s respective:

—	Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

—	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

—	Historical performance compared to an index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the year ended December 31, 2014, the S&P 500 of large capitalization stocks increased by 13.69% on a total return basis, while the Russell 2000® Growth Index was up 5.60% and the Russell 2000® Value Index was up 4.22%.

The All America Fund’s return for the year ended December 31, 2014, before expenses was 11.71% and 11.21% after expenses versus the benchmark return of 13.69%. The under-performance of the Fund was the result of under-performance by the Small Cap Growth, Small Cap Value, Active Large Cap and Equity Index components of the Fund, the latter by only 3 basis points.

GROWTH OF A $10,000 INVESTMENT

All America Fund
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,121	11.21%	11.21%
5 Years	$19,629	96.29%	14.44%
10 Years	$19,854	98.54%	7.10%

S & P 500 Index
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,369	13.69%	13.69%
5 Years	$20,512	105.12%	15.45%
10 Years	$20,942	109.42%	7.67%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The S&P 500 ended the year strong, returning 13.69% including dividends. The S&P 500 closed 2014 at its all-time high level on December 29, 2014. In the second half of the year, most of the positive returns came during the fourth quarter as the index rose 4.9%. For the year, the Energy sector had the worst performance, -7.6% amid a stronger dollar and falling oil, while Health Care and Utilities were the best performing sectors in 2014, returning 28.7% and 25.4%, respectively.

The Equity Index Fund’s performance for the year ended December 31, 2014, was 13.65% before expenses and 13.52% after expenses, in line with the benchmark return of 13.69%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Equity Index Fund
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,352	13.52%	13.52%
5 Years	$20,391	103.91%	15.32%
10 Years	$20,744	107.44%	7.57%

S & P 500 Index
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,369	13.69%	13.69%
5 Years	$20,512	105.12%	15.45%
10 Years	$20,942	109.42%	7.67%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 had a strong year ending 2014 up 9.77%. Most of the outperformance in the second half of the year came from the fourth quarter as the index was up 6.4%. Within the S&P MidCap 400, Consumer Staples, Telecommunications and Health Care sectors were up substantially, advancing 35.2%, 24.7% and 23.7%, respectively. The worst performing sector was Energy as it detracted 25.4% from the index.

The Mid-Cap Equity Index Fund’s performance for the year ended December 31, 2014, was 9.78% before expenses and 9.66% after expenses, in line with the 9.77% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Fund
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,966	9.66%	9.66%
5 Years	$21,350	113.50%	16.38%
10 Years	$24,967	149.67%	9.58%

S & P Mid-Cap 400 Index
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,977	9.77%	9.77%
5 Years	$21,497	114.97%	16.54%
10 Years	$25,253	152.53%	9.71%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2014, the Small Cap Value Fund returned 6.05% before expenses and 5.20% after expenses versus a 4.22% return for the Russell 2000 Value Index. Within the benchmark, the best performing sectors were Utilities and Real Estate Investment Trusts (REITs) while the worst performing sectors were Energy and Basic Materials.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Industrials and Consumer Cyclicals, while sectors detracting from Fund performance included Energy and Retail.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Fund
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$10,520	5.20%	5.20%
5 Years	$19,179	91.79%	13.91%
Since 5/1/07 (Inception)	$16,378	63.78%	6.64%

Russell 2000 Value Index
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$10,422	4.22%	4.22%
5 Years	$19,471	94.71%	14.26%
Since 5/1/07 (Inception)	$14,688	46.88%	5.14%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 6.70% before expenses and 5.85% after expenses during the year ended December 31, 2014. The Fund’s benchmark, the Russell 2000® Growth Index, returned 5.60% for the period.

The small capitalization market sector produced single digit returns for calendar year 2014. Stock selection was the primary driver of positive out performance during the calendar year for the Fund. Our exposure to REITs, Biotechnology and Pharmaceuticals were all beneficial to the Fund as these industries had some of the strongest performance in the small capitalization sector.

Most of our outperformance came from the stock selection in the Industrial, Energy and Information Technology sectors which proved to be meaningful relative to our benchmark. Financials and Materials were the sectors where we struggled and were a drag on the Fund.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Fund
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$10,585	5.85%	5.85%
5 Years	$20,123	101.23%	15.01%
Since 5/1/07 (Inception)	$17,126	71.26%	7.26%

Russell 2000 Growth Index
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$10,560	5.60%	5.60%
5 Years	$21,732	117.32%	16.80%
Since 5/1/07 (Inception)	$18,283	82.83%	8.19%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve emphasized low short-term rates throughout 2014. Their belief was that this policy would stimulate the economy without causing excessive inflation, re-liquefy the banking system and support the mortgage market. For example, 30-Day Treasury Bill yields began and ended the year at one basis point. One year Treasury Bill yields did increase somewhat during the year, but not by a meaningful amount. They began the year at 16 basis points and ended at 29 basis points.

The yields of intermediate and longer dated issues declined throughout the year in response to Federal Reserve market intervention and a lack of reasonable alternatives by the international investing community. For example, ten year Treasury Notes ended 2013 at 3.03%, fell to 2.53% by the end of the Second Quarter and ended the year at 2.17%. Thirty-year Treasury Bonds exhibited a similar pattern falling to 2.75% from 3.97% at year-end 2013 and 3.36% at the end of June. As a result, fixed income returns were positive year-over-year.

Yield spreads between corporate and Treasury Bonds narrowed during the first three Quarters of 2014, then began to widen into year-end. As a result, 7-10 year spreads generally widened by 11 basis points year-over-year and longer corporates widened by 33 basis points. This was not enough to off-set the favorable performance impact of lower gross yields, so the net performance result was positive on an annual basis.

The Bond Fund’s strategy was to maintain a similar maturity profile to the Barclays Capital Aggregate Bond Index with an overweighting of BBB issuers, who now comprise nearly one-half of the investment grade corporate bond market. Intermediate maturities were also emphasized, as was extreme diversification among issuers. This was done to protect the Fund from unexpected credit events, so very few holdings exceeded one-half of one percent of the Fund’s value. Fortunately, the extreme diversification has proven unnecessary, but it will be maintained going forward as part of our risk control.

For the year ended December 31, 2014, the Bond Fund returned 7.05% before expenses and 6.60% after expenses. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned 5.97% for the period. As in past years, the Fund’s emphasis on higher-yielding corporate issues was a major contributor to its outperformance.

GROWTH OF A $10,000 INVESTMENT

Bond Fund
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,660	6.60%	6.60%
5 Years	$12,423	24.23%	4.43%
10 Years	$15,897	58.97%	4.74%

Barclays Capital Aggregate Bond Index
Period Ended 12/31/2014	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,597	5.97%	5.97%
5 Years	$12,430	24.30%	4.45%
10 Years	$15,840	58.40%	4.71%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the year ended December 31, 2014, the Money Market Fund returned 0.10% before expenses and 0.02% after expenses, compared to a 0.04% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

Despite the conclusion of its quantitative easing program in October 2014, the Federal Reserve (Fed) remained committed to a near-zero interest rate policy. The Fed Funds target rate was kept at a range of 0% to 0.25% throughout the year. As a result, money market returns were affected by extremely low yields and a short supply of eligible investments. As the first Fed rate hike is expected in the second half of 2015, the Fund’s strategy will continue to focus on quality, liquidity and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of February 10, 2015, was 0.03%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2014 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2014 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to limit each Fund’s total operating expenses to their respective investment management fees. This contractual obligation remains in effect through April 30, 2015 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.08% for the Money Market Fund during the year ended December 31, 2014 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2014 and held for the entire period ending December 31, 2014 under the expense limitations in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1 to December 31, 2014
Actual	$1,000.00	$1,050.22	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.55

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1 to December 31, 2014
Actual	$1,000.00	$1,060.75	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.123%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1 to December 31, 2014
Actual	$1,000.00	$1,020.48	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,024.39	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.124%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1 to December 31, 2014
Actual	$1,000.00	$1,012.19	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1 to December 31, 2014
Actual	$1,000.00	$1,046.39	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1 to December 31, 2014
Actual	$1,000.00	$1,015.94	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.29

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1 to December 31, 2014
Actual	$1,000.00	$1,000.15	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.02

*	Expenses are equal to the Fund’s annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.6%)
Amazon.com, Inc.*	118	$36,621
Comcast Corp. Cl A	807	46,814
Disney (Walt) Co.	489	46,059
Home Depot, Inc.	413	43,353
McDonald’s Corp.	306	28,672
Starbucks Corp.	235	19,282
Time Warner, Inc.	263	22,465
Other Securities	7,957	449,170

		692,436

CONSUMER STAPLES (5.3%)
Coca-Cola Co.	1,236	52,184
PepsiCo, Inc.	470	44,443
Philip Morris Int’l., Inc.	487	39,666
Proctor & Gamble Co.	846	77,062
Wal-Mart Stores, Inc.	496	42,596
Other Securities	4,800	304,134

		560,085

ENERGY (4.6%)
Chevron Corp.	592	66,411
Exxon Mobil Corp.	1,327	122,681
Other Securities	5,457	292,878

		481,970

FINANCIALS (9.7%)
American Int’l. Group, Inc.	439	24,588
Bank of America Corp.	3,297	58,983
Berkshire Hathaway, Inc. Cl B*	572	85,886
Capital One Financial Corp.	174	14,364
Citigroup, Inc.	950	51,405
Goldman Sachs Group, Inc.	126	24,423
iShares Core S&P 500 ETF	361	74,691
JPMorgan Chase & Co.	1,171	73,281
MetLife, Inc.	357	19,310
Simon Property Group, Inc.	98	17,847
Wells Fargo & Co.	1,480	81,134
Other Securities	9,675	500,157

		1,026,069

HEALTH CARE (7.7%)
Biogen Idec, Inc.*	74	25,119
Celgene Corp.*	250	27,965
Gilead Sciences, Inc.*	472	44,491

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Johnson & Johnson	878	$91,812
Merck & Co., Inc.	893	50,713
Pfizer, Inc.	1,975	61,521
UnitedHealth Group, Inc.	302	30,529
Other Securities	5,711	479,592

		811,742

INDUSTRIALS (5.7%)
Boeing Co.	207	26,906
General Electric Co.	3,148	79,550
Roper Industries, Inc.	31	4,847
Union Pacific Corp.	278	33,118
Other Securities	5,455	449,273

		593,694

INFORMATION TECHNOLOGY (10.7%)
Apple, Inc.	1,839	202,985
Cisco Systems, Inc.	1,607	44,699
Facebook, Inc. Cl A*	655	51,103
Google, Inc. Cl A*	90	47,759
Google, Inc. Cl C*	90	47,376
Int’l. Business Machines Corp.	288	46,207
Intel Corp.	1,516	55,016
MasterCard, Inc. Cl A	308	26,537
Microsoft Corp.	2,583	119,980
Oracle Corp.	1,013	45,555
QUALCOMM, Inc.	522	38,800
Visa, Inc. Cl A	154	40,379
Other Securities	7,761	363,106

		1,129,502

MATERIALS (1.7%)
Other Securities	2,911	180,691

TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	1,626	54,617
Verizon Communications, Inc.	1,301	60,861
Other Securities	679	10,683

		126,161

UTILITIES (1.8%)
Other Securities	3,607	185,129

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $4,226,696) 55.0%		5,787,479

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill (1)	A-1+	0.01	03/05/15	$200,000	$199,995

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $199,995) 1.9%					199,995

TOTAL INDEXED ASSETS (Cost: $4,426,691) 56.9%					$5,987,474

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2014

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Amazon.com, Inc.*	75	$23,276
Diamond Resorts Int’l., Inc.*	1,383	38,586
Disney (Walt) Co.	346	32,590
Home Depot, Inc.	233	24,458
McDonald’s Corp.	197	18,459
Starbucks Corp.	257	21,087
Time Warner, Inc.	219	18,707
Other Securities	10,284	345,864

		523,027

CONSUMER STAPLES (2.3%)
Coca-Cola Co.	328	13,848
PepsiCo, Inc.	216	20,425
Philip Morris Int’l., Inc.	142	11,566
Proctor & Gamble Co.	368	33,521
Wal-Mart Stores, Inc.	303	26,022
Other Securities	4,014	138,846

		244,228

ENERGY (2.2%)
Chevron Corp.	152	17,051
Exxon Mobil Corp.	618	57,134
Other Securities	6,000	160,170

		234,355

FINANCIALS (7.5%)
American Int’l. Group, Inc.	345	19,323
Bank of America Corp.	1,275	22,810
Berkshire Hathaway, Inc. Cl B*	145	21,772
Capital One Financial Corp.	343	28,315
Citigroup, Inc.	336	18,181
Goldman Sachs Group, Inc.	118	22,872
iShares Micro-Cap ETF	181	13,933
iShares Russell 2000 ETF	25	2,991
iShares Russell 2000 Value ETF	39	3,966
JPMorgan Chase & Co.	759	47,498
MetLife, Inc.	346	18,715
Simon Property Group, Inc.	124	22,582
Wells Fargo & Co.	739	40,512
Other Securities	21,100	506,512

		789,982

HEALTH CARE (6.0%)
Biogen Idec, Inc.*	50	16,973
Celgene Corp.*	323	36,131
Gilead Sciences, Inc.*	285	26,864
Merck & Co., Inc.	533	30,269

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Pfizer, Inc.	1,240	$38,626
UnitedHealth Group, Inc.	150	15,164
Other Securities	16,252	461,519

		625,546

INDUSTRIALS (5.0%)
Boeing Co.	256	33,275
General Electric Co.	1,135	28,681
Roper Industries, Inc.	258	40,338
Union Pacific Corp.	183	21,801
Other Securities	10,546	404,813

		528,908

INFORMATION TECHNOLOGY (7.0%)
Apple, Inc.	916	101,108
Cisco Systems, Inc.	686	19,081
Facebook, Inc. Cl A*	248	19,349
Google, Inc. Cl A*	35	18,573
Google, Inc. Cl C*	35	18,424
Intel Corp.	353	12,810
MasterCard, Inc. Cl A	192	16,543
Microsoft Corp.	790	36,696
Oracle Corp.	491	22,080
QUALCOMM, Inc.	281	20,887
Other Securities	12,917	450,479

		736,030

MATERIALS (1.6%)
Other Securities	4,515	166,069

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	660	22,169
Verizon Communications, Inc.	283	13,239
Other Securities	1,798	29,110

		64,518

UTILITIES (1.3%)
Other Securities	2,590	132,314

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $3,042,251) 38.5%		4,044,977

TEMPORARY CASH INVESTMENTS (2)
(Cost: $380,500) 3.6%		380,500

TOTAL INVESTMENTS
(Cost: $7,849,442) 99.0%		10,412,951

OTHER NET ASSETS 1.0%		101,316

NET ASSETS 100.0%		$10,514,267

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
Amazon.com, Inc.*	659	$204,521
Comcast Corp. Cl A	4,475	259,595
Disney (Walt) Co.	2,711	255,349
Home Depot, Inc.	2,289	240,276
McDonald’s Corp.	1,691	158,447
Other Securities	46,895	2,731,060

		3,849,248

CONSUMER STAPLES (9.2%)
Altria Group, Inc.	3,434	169,193
Coca-Cola Co.	6,849	289,165
CVS Health Corp.	1,989	191,561
PepsiCo, Inc.	2,601	245,951
Philip Morris Int’l., Inc.	2,700	219,915
Proctor & Gamble Co.	4,694	427,576
Wal-Mart Stores, Inc.	2,744	235,655
Other Securities	21,222	1,327,863

		3,106,879

ENERGY (7.9%)
Chevron Corp.	3,284	368,399
ConocoPhillips	2,134	147,374
Exxon Mobil Corp.	7,356	680,057
Schlumberger Ltd.	2,235	190,891
Other Securities	25,897	1,286,592

		2,673,313

FINANCIALS (16.2%)
American Express Co.	1,546	143,840
Bank of America Corp.	18,270	326,843
Berkshire Hathaway, Inc. Cl B*	3,169	475,825
Citigroup, Inc.	5,264	284,835
iShares Core S&P 500 ETF	1,166	241,245
JPMorgan Chase & Co.	6,494	406,395
Wells Fargo & Co.	8,202	449,634
Other Securities	58,726	3,190,761

		5,519,378

HEALTH CARE (13.3%)
AbbVie, Inc.	2,768	181,138
Amgen, Inc.	1,321	210,422
Bristol-Myers Squibb Co.	2,878	169,888
Celgene Corp.*	1,387	155,150
Gilead Sciences, Inc.*	2,620	246,961

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Johnson & Johnson	4,863	$508,524
Merck & Co., Inc.	4,952	281,224
Pfizer, Inc.	10,947	340,999
UnitedHealth Group, Inc.	1,670	168,820
Other Securities	25,126	2,240,885

		4,504,011

INDUSTRIALS (9.7%)
3M Co.	1,114	183,052
Boeing Co.	1,151	149,607
General Electric Co.	17,446	440,860
Union Pacific Corp.	1,544	183,937
United Technologies Corp.	1,473	169,395
Other Securities	27,894	2,172,798

		3,299,649

INFORMATION TECHNOLOGY (18.4%)
Apple, Inc.	10,189	1,124,657
Cisco Systems, Inc.	8,881	247,025
Facebook, Inc. Cl A*	3,632	283,369
Google, Inc. Cl A*	496	263,207
Google, Inc. Cl C*	495	260,568
Int’l. Business Machines Corp.	1,598	256,383
Intel Corp.	8,400	304,836
MasterCard, Inc. Cl A	1,705	146,903
Microsoft Corp.	14,320	665,159
Oracle Corp.	5,619	252,686
QUALCOMM, Inc.	2,889	214,739
Visa, Inc. Cl A	849	222,608
Other Securities	43,027	2,013,280

		6,255,420

MATERIALS (3.0%)
Other Securities	16,161	1,004,560

TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	9,010	302,646
Verizon Communications, Inc.	7,210	337,284
Other Securities	3,764	59,366

		699,296

UTILITIES (3.0%)
Other Securities	20,011	1,027,256

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $25,279,467) 94.1%		31,939,010

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2014

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.3%)
U.S. TREASURY BILL (1)	A-1+	0.01 - 0.09	03/05/15 - 07/23/15	$1,800,000	$1,799,231

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,799,231) 5.3%					1,799,231

TEMPORARY CASH INVESTMENTS (2) (Cost: $182,400) 0.5%					182,400

TOTAL INVESTMENTS (Cost: $27,261,098) 99.9%					33,920,641

OTHER NET ASSETS 0.1%					29,304

NET ASSETS 100.0%					$33,949,945

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.0%)
Advance Auto Parts, Inc.	956	$152,272
Foot Locker, Inc.	1,860	104,495
Hanesbrands, Inc.	1,308	145,999
Jarden Corp.*	2,342	112,135
LKQ Corp.*	3,966	111,524
Polaris Industries, Inc.	800	120,992
Signet Jewelers Ltd.	1,050	138,149
Other Securities	62,805	2,029,599

		2,915,165

CONSUMER STAPLES (3.2%)
Church & Dwight Co., Inc.	1,751	137,996
Energizer Hldgs., Inc.	812	104,391
Other Securities	13,200	487,359

		729,746

ENERGY (3.8%)
HollyFrontier Corp.	2,561	95,986
Other Securities	28,533	768,610

		864,596

FINANCIALS (23.1%)
Alleghany Corp.*	211	97,799
Duke Realty Corp.	4,473	90,355
Everest Re Group Ltd.	593	100,988
Federal Realty Investment Trust	892	119,046
Gallagher (Arthur J.) & Co.	2,112	99,433
iShares Core S&P Mid-Cap ETF	1,349	195,334
Jones Lang LaSalle, Inc.	586	87,859
New York Community Bancorp, Inc.	5,794	92,704
Raymond James Financial, Inc.	1,649	94,471
Realty Income Corp.	2,914	139,027
SL Green Realty Corp	1,264	150,441
UDR, Inc.	3,329	102,600
Other Securities	110,568	3,827,787

		5,197,844

HEALTH CARE (9.7%)
Cooper Companies, Inc.	631	102,279
Cubist Pharmaceuticals, Inc.*	998	100,449
Endo International PLC*	2,011	145,033
IDEXX Laboratories, Inc.*	624	92,520
MEDNAX, Inc.*	1,314	86,869
Mettler-Toledo Int’l., Inc.*	373	112,818
Omnicare, Inc.	1,281	93,423

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
ResMed, Inc.	1,829	$102,534
Salix Pharmaceuticals Ltd.*	835	95,975
Schein (Henry), Inc.*	1,102	150,037
Other Securities	20,732	1,113,249

		2,195,186

INDUSTRIALS (14.3%)
Alaska Air Group, Inc.	1,722	102,907
Fortune Brands Home & Security, Inc.	2,064	93,437
Hunt (J.B.) Transport Svcs., Inc.	1,212	102,111
Towers Watson & Co. Cl A	916	103,664
Wabtec Corp.	1,263	109,742
Other Securities	55,518	2,716,930

		3,228,791

INFORMATION TECHNOLOGY (16.8%)
ANSYS, Inc.*	1,202	98,564
Equinix, Inc.	710	160,978
Gartner, Inc.*	1,154	97,178
RF Micro Devices, Inc.*	7,613	126,300
Skyworks Solutions, Inc.	2,496	181,484
Synopsys, Inc.*	2,039	88,635
Trimble Navigation Ltd.*	3,389	89,944
Other Securities	98,941	2,951,343

		3,794,426

MATERIALS (7.0%)
Ashland, Inc.	836	100,119
Packaging Corp. of America	1,287	100,450
Rock-Tenn Co. Cl A	1,832	111,715
RPM International, Inc.	1,747	88,590
Other Securities	28,438	1,178,192

		1,579,066

TELECOMMUNICATION SERVICES (0.1%)
Other Securities	1,286	32,472

UTILITIES (4.6%)
Alliant Energy Corp.	1,452	96,442
OGE Energy Corp.	2,609	92,567
Other Securities	22,374	849,725

		1,038,734

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $16,899,318) 95.6%		21,576,026

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2014

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.6%)
U.S. Treasury Bill (1)	A-1+	0.01 - 0.09	03/05/15 - 07/23/15	$800,000	$799,738

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,738) 3.6%					799,738

TEMPORARY CASH INVESTMENTS (2) (Cost: $233,900) 1.0%					233,900

TOTAL INVESTMENTS (Cost: $17,932,956) 100.2%					22,609,664

OTHER NET ASSETS -0.2%					(56,908)

NET ASSETS 100.0%					$22,552,756

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (10.6%)
Bassett Furniture Industries, Inc.	8,209	$160,158
CST Brands, Inc.	1,619	70,605
Diamond Resorts Int’l., Inc.*	7,907	220,605
Houghton Mifflin Harcourt Co.*	6,388	132,295
Select Comfort Corp.*	2,713	73,332
Wolverine World Wide, Inc.	2,564	75,561
Other Securities	14,333	218,003

		950,559

CONSUMER STAPLES (2.8%)
Crimson Wine Group Ltd.*	9,431	89,595
Farmer Brothers Co.*	3,461	101,926
Other Securities	2,738	58,347

		249,868

ENERGY (2.5%)
PBF Energy, Inc.	4,688	124,888
Other Securities	25,105	101,753

		226,641

FINANCIALS (37.7%)
BancFirst Corp.	1,147	72,708
Banner Corp.	1,869	80,404
Brookline Bancorp, Inc.	7,077	70,982
Chatham Lodging Trust	2,661	77,089
Chesapeake Lodging Trust	3,317	123,426
Ellington Financial LLC	6,145	122,654
FelCor Lodging Trust, Inc.	11,185	121,022
Forest City Enterprises, Inc. Cl A*	5,397	114,956
Glacier Bancorp, Inc.	3,055	84,837
Highwoods Properties, Inc.	2,180	96,530
Investors Bancorp, Inc.	7,274	81,651
iShares Russell 2000 ETF	735	87,921
iShares Russell 2000 Value ETF	860	87,445
Meadowbrook Insurance Group, Inc.	10,162	85,971
Northfield Bancorp, Inc.	5,182	76,694
Pennsylvania REIT	3,123	73,266
PrivateBancorp, Inc.	2,712	90,581
Select Income REIT	3,465	84,581
Stock Yards Bancorp, Inc.	2,668	88,951
SVB Financial Group*	1,182	137,195
Symetra Financial Corp.	5,506	126,913
Other Securities	53,688	1,403,606

		3,389,383

	Shares	Value

COMMON STOCKS (CONTINUED):
HEALTH CARE (5.4%)
Computer Programs & Systems, Inc.	1,143	$69,437
Other Securities	50,667	410,913

		480,350

INDUSTRIALS (15.2%)
Alaska Air Group, Inc.	1,969	117,667
AZZ, Inc.	2,428	113,922
Blount International, Inc.*	6,838	120,144
Deluxe Corp.	1,301	80,987
Encore Wire Corp.	2,326	86,830
EnPro Industries, Inc.*	1,318	82,718
Miller Industries, Inc.	5,213	108,378
Mueller Industries, Inc.	6,576	224,505
Old Dominion Freight Line, Inc.*	1,894	147,050
Orbital Sciences Corp.*	4,054	109,012
Uti Worldwide, Inc.*	7,115	85,878
Other Securities	4,370	82,693

		1,359,784

INFORMATION TECHNOLOGY (8.7%)
Anixter International, Inc.*	834	73,776
Richardson Electronics Ltd.	12,249	122,490
SYNNEX Corp.	1,088	85,038
Other Securities	25,795	501,104

		782,408

MATERIALS (5.8%)
Kaiser Aluminum Corp.	2,086	149,003
Silgan Hldgs., Inc.	1,685	90,316
Other Securities	11,159	279,313

		518,632

TELECOMMUNICATION SERVICES (1.3%)
Other Securities	7,176	115,689

UTILITIES (6.0%)
Avista Corp.	2,666	94,243
Idacorp, Inc.	1,900	125,761
PNM Resources, Inc.	2,789	82,638
Portland General Electric Co.	2,122	80,275
Other Securities	2,875	152,796

		535,713

TOTAL COMMON STOCKS
(Cost: $7,180,517) 96.0%		8,609,027

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2014

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.3%)
U.S. Treasury Bill	A-1+	0.09	07/23/15	$300,000	$299,848

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,848) 3.3%					299,848

TEMPORARY CASH INVESTMENTS (3) (Cost: $200,000) 2.2%					200,000

TOTAL INVESTMENTS (Cost: $7,680,365) 101.5%					9,108,875

OTHER NET ASSETS -1.5%					(131,203)

NET ASSETS 100.0%					$8,977,672

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
Carmike Cinemas, Inc.*	1,876	$49,269
Cooper Tire & Rubber Co.	1,469	50,894
CST Brands, Inc.	1,378	60,090
Diamond Resorts Int’l., Inc.*	2,699	75,313
Popeyes Louisiana Kitchen, Inc.*	899	50,559
Red Robin Gourmet Burgers, Inc.*	1,452	111,796
Select Comfort Corp.*	1,949	52,668
Steve Madden Ltd.*	1,540	49,005
Other Securities	13,424	404,251

		903,845

CONSUMER STAPLES (2.7%)
Spectrum Brands Hldgs., Inc.	533	51,017
TreeHouse Foods, Inc.*	598	51,164
Other Securities	2,985	64,611

		166,792

ENERGY (3.4%)
Targa Resources Corp.	525	55,676
Other Securities	7,574	155,646

		211,322

FINANCIALS (7.7%)
iShares Micro-Cap ETF	1,030	79,271
Sabra Health Care REIT, Inc.	2,271	68,958
Other Securities	17,870	335,376

		483,605

HEALTH CARE (23.6%)
Abiomed, Inc.*	1,906	72,531
DexCom, Inc.*	1,376	75,751
Emergent Biosolutions, Inc.*	2,181	59,389
Exact Sciences Corp.*	2,360	64,764
Insulet Corp.*	1,096	50,459
MWI Veterinary Supply, Inc.*	297	50,514
Omeros Corp.*	2,027	50,232
PAREXEL International Corp.*	1,134	63,022
Other Securities	37,431	997,043

		1,483,705

INDUSTRIALS (13.7%)
Allegiant Travel Co.	374	56,269
Astronics Corp.*	1,495	82,699
AZZ, Inc.	1,292	60,630
Corporate Executive Board Co.	698	50,597
EnPro Industries, Inc.*	839	52,662
Healthcare Svcs. Group, Inc.	1,727	53,422
Mueller Water Product, Inc. Cl A	5,137	52,604

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Raven Industries, Inc.	2,079	$51,985
Saia, Inc.*	1,494	82,718
Sun Hydraulics Corp.	1,247	49,087
Teledyne Technologies, Inc.*	571	58,634
Trex Co., Inc.*	1,655	70,474
Other Securities	5,700	136,306

		858,087

INFORMATION TECHNOLOGY (23.6%)
ARRIS Group, Inc.*	1,850	55,839
CalAmp Corp.*	3,181	58,214
Cavium, Inc.*	1,004	62,055
comScore, Inc.*	1,715	79,609
Electronics for Imaging, Inc.*	1,193	51,105
Euronet Worldwide, Inc.*	884	48,532
iGATE Corp.*	1,908	75,340
Imperva, Inc.*	1,535	75,860
LogMeIn, Inc.*	1,260	62,159
Monolithic Power Systems, Inc.	1,117	55,560
Proofpoint, Inc.*	1,347	64,985
Qlik Technologies, Inc.*	2,175	67,180
Rogers Corp.*	1,024	83,408
Synaptics, Inc.*	878	60,442
Other Securities	16,404	579,896

		1,480,184

MATERIALS (4.0%)
A. Schulman, Inc.	1,383	56,033
Resolute Forest Products, Inc.*	2,934	51,668
U.S. Concrete, Inc.*	1,819	51,753
Other Securities	4,068	93,278

		252,732

TELECOMMUNICATION SERVICES (1.4%)
Other Securities	5,529	90,168

UTILITIES (0.7%)
Other Securities	807	45,677

TOTAL COMMON STOCKS (Cost: $4,853,175) 95.1%		5,976,117

TEMPORARY CASH INVESTMENTS (3) (Cost: $250,000) 4.0%		250,000

TOTAL INVESTMENTS (Cost: $5,103,175) 99.1%		6,226,117

OTHER NET ASSETS 0.9%		58,215

NET ASSETS 100.0%		$6,284,332

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.6%)
U.S. Treasury Strip	AA+	0.00	11/15/16 - 08/15/29	$2,300,000	$1,646,201

U.S. GOVERNMENT AGENCIES (30.7%)
MORTGAGE-BACKED OBLIGATIONS (29.6%)
FHARM	AA+	2.38 - 5.77	02/01/36 - 09/01/39	45,367	48,202
FHLMC	AA+	2.50 - 6.00	03/01/21 - 02/01/44	1,155,886	1,220,158
FHLMC Strip	AA+	3.00	01/15/43	93,743	93,498
FNMA	AA+	2.42 - 8.00	09/01/16 - 12/25/49	2,656,266	2,843,442
FNMA Strip	AA+	3.00	08/25/42	86,726	86,205
GNMA (4)	AA+	3.50 - 7.00	10/15/24 - 10/20/43	670,667	733,020
Other Securities				39,034	43,253

					5,067,778

NON-MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AA+	0.00	11/29/19	105,000	93,551
FNMA	AA+	0.00	10/09/19	105,000	94,402

					187,953

CORPORATE DEBT (57.8%)
CONSUMER DISCRETIONARY (9.2%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	155,000	168,945
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	89,661
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	87,255
NVR, Inc.	BBB	3.95	09/15/22	85,000	87,184
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	85,000	90,938
Staples, Inc.	BBB-	4.38	01/12/23	85,000	85,232
Tupperware Brands Corp.	BBB-	4.75	06/01/21	85,000	90,988
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	85,000	86,275
Other Securities				765,000	790,215

					1,576,693

CONSUMER STAPLES (3.0%)
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	95,000	95,953
Other Securities				415,000	419,983

					515,936

ENERGY (4.9%)
EQT Corp.	BBB	4.88	11/15/21	85,000	91,826
Other Securities				730,000	737,932

					829,758

FINANCIALS (13.5%)
American Tower Corp.	BBB-	4.50	01/15/18	85,000	90,269
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	85,000	85,829
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	93,682
First Republic Bank	A-	2.38	06/17/19	85,000	85,400
Health Care REIT, Inc.	BBB	3.63 - 6.13	03/15/16 - 03/15/23	80,000	88,147
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	89,571
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	88,214
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	87,754
Reckson Operating Partnership	BBB-	6.00	03/31/16	85,000	89,601
Other Securities				1,420,000	1,526,383

					2,324,850

HEALTH CARE (6.7%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	92,465
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	91,284
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	86,168
Laboratory Corp. of America	BBB+	3.75	08/23/22	85,000	86,962
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	85,961

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2014

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (CONTINUED)
PerkinElmer, Inc.	BBB	5.00	11/15/21	$85,000	$92,473
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	91,674
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	91,820
Other Securities				395,000	426,078

					1,144,885

INDUSTRIALS (5.2%)
Crane Co.	BBB	2.75	12/15/18	90,000	90,971
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	87,396
Harsco Corp.	BB+	5.75	05/15/18	85,000	89,463
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	85,391
Other Securities				510,000	530,382

					883,603

INFORMATION TECHNOLOGY (5.2%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	93,307
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	87,862
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	89,380
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	93,580
Ingram Micro, Inc.	BBB-	5.00 - 5.25	09/01/17 - 08/10/22	80,000	86,062
Lexmark International, Inc.	BBB-	5.13 - 6.65	06/01/18 - 03/15/20	85,000	93,971
Symantec Corp.	BBB	4.20	09/15/20	85,000	88,016
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	87,806
Western Union Co.	BBB	5.93	10/01/16	85,000	91,263
Other Securities				85,000	83,292

					894,539

MATERIALS (6.8%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	91,523
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	95,484
Carpenter Technology Corp.	BBB	4.45	03/01/23	85,000	86,566
Domtar Corp.	BBB-	4.40	04/01/22	85,000	87,242
Other Securities				805,000	799,811

					1,160,626

TELECOMMUNICATION SERVICES (0.6%)
Other Securities				90,000	93,618

UTILITIES (2.7%)
Entergy Corp.	BBB-	5.13	09/15/20	85,000	92,592
SCANA Corp.	BBB	4.13	02/01/22	85,000	88,117
Other Securities				285,000	287,680

					468,389

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,336,213) 98.1%					16,794,829

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.8%)
U.S. Treasury Bill	A-1+	0.09	07/23/15	650,000	649,670

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $649,670) 3.8%					649,670

TEMPORARY CASH INVESTMENTS (2) (Cost: $157,900) 0.9%					157,900

TOTAL INVESTMENTS (Cost: $17,143,783) 102.8%					17,602,399

OTHER NET ASSETS -2.8%					(479,911)

NET ASSETS 100.0%					$17,122,488

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.8%)
U.S. Treasury Bill	A-1+	0.12	06/25/15	$800,000	$799,809

U.S. GOVERNMENT AGENCIES (34.4%)
FHLB	A-1+	0.10	01/21/15	100,000	99,994
FHLB	A-1+	0.10	02/06/15	114,000	113,989
FHLB	A-1+	0.10	03/06/15	750,000	749,917
FHLB	A-1+	0.10	03/06/15	740,000	739,906
FHLB	A-1+	0.10	03/09/15	200,000	200,008
FHLB	A-1+	0.10	03/11/15	820,000	820,064
FHLB	A-1+	0.10	03/20/15	500,000	499,984
FHLB	A-1+	0.10	03/27/15	427,000	426,998
FHLB	A-1+	0.12	02/04/15	100,000	99,989
FHLB	A-1+	0.12	02/25/15	447,000	446,918
FHLMC	A-1+	0.09	01/20/15	100,000	99,995
FHLMC	A-1+	0.09	02/13/15	500,000	499,943
FHLMC	A-1+	0.10	01/08/15	400,000	399,992
FHLMC	A-1+	0.10	01/12/15	400,000	399,988
FHLMC	A-1+	0.10	01/23/15	100,000	99,994
FHLMC	A-1+	0.10	02/17/15	900,000	899,883
FHLMC	A-1+	0.10	03/11/15	100,000	99,985
FHLMC	A-1+	0.10	03/12/15	1,350,000	1,349,693
FNMA	A-1+	0.09	03/04/15	650,000	649,964
FNMA	A-1+	0.10	01/20/15	130,000	129,993
FNMA	A-1+	0.10	02/09/15	200,000	199,978
FNMA	A-1+	0.10	03/04/15	100,000	99,993
FNMA	A-1+	0.11	02/02/15	556,000	555,946

					9,683,114

COMMERCIAL PAPER (62.4%)
Abbott Laboratories†	A-1+	0.10	01/20/15	1,400,000	1,399,925
Coca-Cola Co.†	A-1+	0.13	01/28/15	1,000,000	999,902
Coca-Cola Co.†	A-1+	0.13	02/13/15	250,000	249,961
Dover Corp.†	A-1	0.11	01/06/15	1,200,000	1,199,982
Emerson Electric Co.†	A-1	0.12	02/26/15	900,000	899,832
Exxon Mobil Corp.	A-1+	0.12	02/18/15	700,000	699,888
Intercontinental Exchange, Inc.†	A-1	0.17	01/06/15	650,000	649,985
Intercontinental Exchange, Inc.†	A-1	0.19	01/05/15	700,000	699,985
J.P. Morgan Securities LLC	A-1	0.20	02/02/15	1,400,000	1,399,751
Microsoft Corp.†	A-1+	0.10	02/04/15	1,300,000	1,299,877
New Jersey Natural Gas	A-1	0.12	01/15/15	800,000	799,963
New Jersey Natural Gas	A-1	0.15	01/15/15	400,000	399,977
Piedmont Natural Gas Co.†	A-1	0.17	01/05/15	250,000	249,995
Piedmont Natural Gas Co.†	A-1	0.18	01/06/15	750,000	749,981
Questar Corp.†	A-1	0.19	01/14/15	1,200,000	1,199,918
Simon Property Group LP†	A-1	0.18	02/11/15	1,300,000	1,299,733
Washington Gas Light Co.	A-1	0.14	01/05/15	1,200,000	1,199,981
Wells Fargo & Co.	A-1	0.12	02/18/15	325,000	324,948
Wells Fargo & Co.	A-1	0.13	02/09/15	850,000	849,880
Wisconsin Gas Co.	A-1	0.17	01/06/15	950,000	949,978

					17,523,442

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,005,494) 99.6%					28,006,365

TEMPORARY CASH INVESTMENTS (2) (Cost: $54,800) 0.2%					54,800

TOTAL INVESTMENTS (Cost: $28,060,294) 99.8%					28,061,165

OTHER NET ASSETS 0.2%					56,072

NET ASSETS 100.0%					$28,117,237

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2014

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$294,605	1.7%
MONEY MARKET FUND	$10,899,076	38.8%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2014, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	March 2015	$513,100	$2,401	4.9%
EQUITY INDEX FUND	20	E-mini S&P 500 Stock Index	P	March 2015	$2,052,400	($3,960)	6.1%
MID-CAP EQUITY INDEX FUND	7	E-mini S&P MidCap 400 Stock Index	P	March 2015	$1,014,020	$9,360	4.5%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2014 was 0.12%.

(3)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2014 was 0.10%.

(4)	U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $7,849,442 Equity Index Fund — $27,261,098 Mid-Cap Equity Index Fund — $17,932,956 Small Cap Value Fund — $7,680,365 Small Cap Growth Fund — $5,103,175 Bond Fund — $17,143,783 Money Market Fund — $28,060,294)	$10,412,951	$33,920,641	$22,609,664	$9,108,875
Cash	77,962	39	61	39,953
Interest and dividends receivable	14,886	58,956	21,391	6,031
Receivable for securities sold	48,424	—	—	13,203
Shareholder subscriptions receivable	—	—	—	—

TOTAL ASSETS	10,554,223	33,979,636	22,631,116	9,168,062

LIABILITIES:
Payable for securities purchased	33,728	—	63,196	190,179
Payable for daily variation on future contracts	6,075	25,263	13,190	—
Dividends payable to shareholders	8	4,314	1,897	—
Accrued expenses	145	114	77	211

TOTAL LIABILITIES	39,956	29,691	78,360	190,390

NET ASSETS	$10,514,267	$33,949,945	$22,552,756	$8,977,672

SHARES OUTSTANDING (Note 4)	1,010,110	3,499,913	1,927,195	750,457

NET ASSET VALUE PER SHARE	$10.41	$9.70	$11.70	$11.96

COMPONENTS OF NET ASSETS:
Paid-in capital	$7,990,428	$26,908,358	$17,496,281	$7,593,595
Accumulated undistributed net investment income (loss)	(107)	1	—	—
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(41,964)	386,003	370,407	(44,433)
Net unrealized appreciation (depreciation) of investments and futures contracts	2,565,910	6,655,583	4,686,068	1,428,510

NET ASSETS	$10,514,267	$33,949,945	$22,552,756	$8,977,672

The accompanying notes are an integral part of these portfolio schedules.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$6,226,117	$17,602,399	$28,061,165
46,209	63	68
2,719	126,316	—
203,201	5,760	—
—	—	56,077

6,478,246	17,734,538	28,117,310

193,767	561,982	—
—	—	—
—	49,859	—
147	209	73

193,914	612,050	73

$6,284,332	$17,122,488	$28,117,237

518,734	1,722,588	2,671,998

$12.11	$9.94	$10.52

$5,057,492	$16,648,805	$28,116,260
—	1,330	69
103,898	13,737	37
1,122,942	458,616	871

$6,284,332	$17,122,488	$28,117,237

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2014

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$446,675	$1,732,624	$715,058	$259,535
Interest	773	3,103	1,337	654

Total investment income	447,448	1,735,727	716,395	260,189

EXPENSES (Note 2):
Advisory expenses	122,096	106,805	60,416	120,319
Other operating expenses:
Independent directors’ fees and expenses	2,965	10,527	5,920	1,720
Custodian expenses	52,823	35,352	26,665	13,497
Accounting and recordkeeping expenses	41,601	147,690	83,055	24,138
Transfer agent fees	14,194	50,391	28,338	8,236
Registration fees and expenses	10,870	38,587	21,700	6,306
Audit	9,246	32,826	18,460	5,365
Shareholder reports	3,723	13,218	7,433	2,160
Administrative	3,566	12,660	7,120	2,069
Legal and Compliance	10,406	36,941	20,775	6,038
Other	4,483	15,918	8,951	2,601

Total operating expenses	153,877	394,110	228,417	72,130

Total expenses before reimbursement	275,973	500,915	288,833	192,449
Fee waiver and expense reimbursement (Note 2)	(153,877)	(394,110)	(228,417)	(72,130)

Net Expenses	122,096	106,805	60,416	120,319

Net Investment Income (Loss) (Note 1)	325,352	1,628,922	655,979	139,870

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	6,913,253	32,549,319	14,205,995	2,049,818
Futures contracts	58,299	538,986	66,557	—

	6,971,552	33,088,305	14,272,552	2,049,818

Change in net unrealized appreciation (depreciation) of:
Investment securities	(4,617,460)	(23,136,130)	(10,510,666)	(1,533,229)
Futures contracts	(13,489)	(101,274)	(23,400)	—

	(4,630,949)	(23,237,404)	(10,534,066)	(1,533,229)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	2,340,603	9,850,901	3,738,486	516,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,665,955	$11,479,823	$4,394,465	$656,459

The accompanying notes are an integral part of these portfolio schedules.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$77,980	$—	$—
377	3,273,878	37,541

78,357	3,273,878	37,541

91,016	368,197	73,007

1,305	10,008	4,433
13,615	20,055	9,778
18,308	140,425	62,191
6,247	47,912	21,218
4,783	36,688	16,249
4,069	31,211	13,823
1,639	12,568	5,566
1,569	12,037	5,331
4,579	35,124	15,556
1,974	15,133	6,703

58,088	361,161	160,848

149,104	729,358	233,855
(58,088)	(361,161)	(202,837)

91,016	368,197	31,018

(12,659)	2,905,681	6,523

2,491,158	2,680,263	70
—	—	—

2,491,158	2,680,263	70

(1,928,934)	(195,301)	839
—	—	—

(1,928,934)	(195,301)	839

562,224	2,484,962	909

$549,565	$5,390,643	$7,432

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	2014	2013	2014	2013	2014	2013
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$325,352	$323,097	$1,628,922	$1,473,747	$655,979	$606,164
Net realized gain (loss) on investments and futures contracts	6,971,552	1,160,260	33,088,305	1,140,196	14,272,552	3,116,898
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(4,630,949)	4,630,815	(23,237,404)	18,279,009	(10,534,066)	9,209,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,665,955	6,114,172	11,479,823	20,892,952	4,394,465	12,932,786

LESS: DISTRIBUTIONS (Note 1 and Note 6):
From net investment income	(319,014)	(418,112)	(1,652,252)	(2,150,680)	(659,641)	(572,046)
From capital gains	(6,613,844)	(1,351,272)	(31,948,763)	—	(13,629,779)	(2,195,192)

Total distributions	(6,932,858)	(1,769,384)	(33,601,015)	(2,150,680)	(14,289,420)	(2,767,238)

CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	821,044	204,725	3,523,946	5,398,569	1,367,328	1,773,125
Dividend reinvestments	6,920,971	1,766,003	32,420,344	2,073,176	13,968,628	2,703,130
Cost of shares redeemed	(17,432,772)	(1,554,023)	(68,375,376)	(1,222,463)	(33,166,231)	(2,664,179)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(9,690,757)	416,705	(32,431,086)	6,249,282	(17,830,275)	1,812,076

NET INCREASE (DECREASE) IN NET ASSETS	(13,957,660)	4,761,493	(54,552,278)	24,991,554	(27,725,230)	11,977,624
NET ASSETS, BEGINNING OF YEAR	24,471,927	19,710,434	88,502,223	63,510,669	50,277,986	38,300,362

NET ASSETS, END OF YEAR	$10,514,267	$24,471,927	$33,949,945	$88,502,223	$22,552,756	$50,277,986

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(107)	$15,045	$1	$(6,656)	$—	$38,110

OTHER INFORMATION:
Capital shares outstanding at beginning of year	1,963,079	1,933,207	6,833,303	6,305,293	3,470,848	3,328,971

Shares issued	68,106	18,578	282,814	456,251	98,060	135,729
Shares issued as reinvestment of dividends	660,956	146,002	3,306,620	173,381	1,176,288	190,977
Shares redeemed	(1,682,031)	(134,708)	(6,922,824)	(101,622)	(2,818,001)	(184,829)

Net increase (decrease)	(952,969)	29,872	(3,333,390)	528,010	(1,543,653)	141,877

Capital shares outstanding at end of year	1,010,110	1,963,079	3,499,913	6,833,303	1,927,195	3,470,848

The accompanying notes are an integral part of these portfolio schedules.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
2014	2013	2014	2013	2014	2013	2014	2013

$139,870	$214,560	$(12,659)	$18,656	$2,905,681	$2,826,932	$6,523	$7,871
2,049,818	1,237,910	2,491,158	797,143	2,680,263	1,167,479	70	405

(1,533,229)	1,637,663	(1,928,934)	2,296,347	(195,301)	(5,149,460)	839	(3)

656,459	3,090,133	549,565	3,112,146	5,390,643	(1,155,049)	7,432	8,273

(120,575)	(228,741)	—	(8,073)	(2,904,351)	(3,093,204)	(6,454)	(9,717)
(2,173,769)	(1,062,210)	(2,404,202)	(735,477)	(574,865)	(1,510,572)	—	(422)

(2,294,344)	(1,290,951)	(2,404,202)	(743,550)	(3,479,216)	(4,603,776)	(6,454)	(10,139)

333,972	3,062,423	353,145	969,027	6,137,063	6,509,894	10,527,478	26,569,743
2,294,343	1,290,951	2,404,202	743,550	3,341,180	4,505,251	6,449	10,131
(6,485,674)	(18,000)	(5,765,717)	(25,776)	(76,239,946)	(10,948,416)	(17,633,576)	(24,807,336)

(3,857,359)	4,335,374	(3,008,370)	1,686,801	(66,761,703)	66,729	(7,099,649)	1,772,538

(5,495,244)	6,134,556	(4,863,007)	4,055,397	(64,850,276)	(5,692,096)	(7,098,671)	1,770,672
14,472,916	8,338,360	11,147,339	7,091,942	81,972,764	87,664,860	35,215,908	33,445,236

$8,977,672	$14,472,916	$6,284,332	$11,147,339	$17,122,488	$81,972,764	$28,117,237	$35,215,908

$—	$23,265	$—	$16,061	$1,330	$—	$69	$—

1,082,090	735,486	776,602	651,148	8,323,140	8,310,883	3,346,721	3,178,239

25,717	250,886	25,827	75,404	606,233	624,910	1,000,447	2,524,666
193,285	97,063	201,729	52,003	331,362	453,451	613	963
(550,635)	(1,345)	(485,424)	(1,953)	(7,538,147)	(1,066,104)	(1,675,783)	(2,357,147)

(331,633)	346,604	(257,868)	125,454	(6,600,552)	12,257	(674,723)	168,482

750,457	1,082,090	518,734	776,602	1,722,588	8,323,140	2,671,998	3,346,721

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2014 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$12.47	$10.20	$9.35	$9.43	$8.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.17	0.18	0.14	0.06	0.09
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	1.20	3.04	1.19	(0.09)	1.30

Total From Investment Operations	1.37	3.22	1.33	(0.03)	1.39

Less Distributions:
Dividends (From Net Investment Income)	(0.16)	(0.23)	(0.12)	(0.05)	(0.12)
Distributions (From Capital Gains)	(3.27)	(0.72)	(0.36)	—	—

Total Distributions	(3.43)	(0.95)	(0.48)	(0.05)	(0.12)

Net Asset Value, End of Year	$10.41	$12.47	$10.20	$9.35	$9.43

Total Return (%)(a)	11.21	32.09	14.26	(0.28)	17.28
Net Assets End of Year (in millions)	10.5	24.5	19.7	39.9	39.9
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.33	1.47	0.96	0.62	0.82
Ratio of Expenses to Average Net Assets (%)	1.13	1.27	1.10	1.19	1.09
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	1.10	1.19	0.93
Portfolio Turnover Rate (%)(b)	18.87	20.39	19.04	24.85	24.65

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

NA = Not Applicable.

The accompanying notes are an integral part of these portfolio schedules.

Equity Index Fund					Mid-Cap Equity Index Fund					Small Cap Value Fund
Years Ended December 31,					Years Ended December 31,					Years Ended December 31,
2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
$12.95	$10.07	$8.83	$8.82	$7.84	$14.49	$11.51	$10.19	$11.04	$9.72	$13.37	$11.34	$9.97	$10.27	$8.21

0.25	0.22	0.20	0.16	0.16	0.21	0.18	0.18	0.14	0.12	0.15	0.23	0.09	0.03	0.05
1.48	2.99	1.22	0.00	0.97	1.14	3.63	1.64	(0.36)	2.38	0.51	3.11	1.38	(0.30)	2.06

1.73	3.21	1.42	0.16	1.13	1.35	3.81	1.82	(0.22)	2.50	0.66	3.34	1.47	(0.27)	2.11

(0.25)	(0.33)	(0.18)	(0.15)	(0.15)	(0.20)	(0.17)	(0.15)	(0.14)	(0.11)	(0.11)	(0.24)	(0.10)	(0.03)	(0.05)
(4.73)	—	—	—	—	(3.94)	(0.66)	(0.35)	(0.49)	(1.07)	(1.96)	(1.07)	—	—	—

(4.98)	(0.33)	(0.18)	(0.15)	(0.15)	(4.14)	(0.83)	(0.50)	(0.63)	(1.18)	(2.07)	(1.31)	(0.10)	(0.03)	(0.05)

$9.70	$12.95	$10.07	$8.83	$8.82	$11.70	$14.49	$11.51	$10.19	$11.04	$11.96	$13.37	$11.34	$9.97	$10.27

13.52	32.15	16.07	1.98	14.83	9.66	33.35	17.89	(1.93)	26.29	5.20	29.64	14.79	(2.69)	25.89
33.9	88.5	63.5	53.1	50.2	22.6	50.3	38.3	31.2	33.3	9.0	14.5	8.3	6.5	6.3
1.88	1.95	2.15	1.90	1.85	1.35	1.32	1.61	1.24	1.22	0.99	1.76	1.16	0.30	0.59
0.58	0.59	0.64	0.79	0.84	0.59	0.63	0.70	0.82	0.85	1.36	1.43	1.43	1.54	1.38
0.12	0.12	0.12	0.13	0.13	0.12	0.13	0.12	0.13	0.13	0.85	0.85	1.43	1.54	1.25
13.69	4.18	5.91	2.95	11.89	19.87	17.32	17.38	18.25	61.15	38.80	52.76	23.22	28.69	41.55

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$14.35	$10.89	$10.82	$11.11	$8.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	(0.01)	0.03	(0.01)	(0.11)	(0.05)
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.78	4.46	0.54	(0.17)	2.71

Total From Investment Operations	0.77	4.49	0.53	(0.28)	2.66

Less Distributions:
Dividends (From Net Investment Income)	—	(0.01)	—	(0.01)	—
Distributions (From Capital Gains)	(3.01)	(1.02)	(0.46)	—	—

Total Distributions	(3.01)	(1.03)	(0.46)	(0.01)	—

Net Asset Value, End of Year	$12.11	$14.35	$10.89	$10.82	$11.11

Total Return (%)(a)	5.85	41.25	5.04	(2.52)	31.44
Net Assets End of Year (in millions)	6.3	11.1	7.1	5.9	5.7
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	(0.12)	0.20	(0.61)	(0.93)	(0.60)
Ratio of Expenses to Average Net Assets (%)	1.39	1.50	1.44	1.54	1.38
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	0.85	1.44	1.54	1.25
Portfolio Turnover Rate (%)(b)	64.02	54.18	62.54	59.77	55.98

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

NA	= Not Applicable.

The accompanying notes are an integral part of these portfolio schedules.

Bond Fund					Money Market Fund
Years Ended December 31,					Years Ended December 31,
2014	2013	2012	2011	2010	2014		2013		2012		2011		2010
$9.85	$10.55	$10.40	$10.02	$9.75	$10.52		$10.52		$10.52		$10.52		$10.52

0.49	0.34	0.28	0.28	0.32	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
0.16	(0.47)	0.17	0.38	0.27	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

0.65	(0.13)	0.45	0.66	0.59	—		—		—		—		—

(0.49)	(0.38)	(0.27)	(0.28)	(0.32)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
(0.07)	(0.19)	(0.03)	—	—	—		—	(d)	—	(d)	—	(d)	—

(0.56)	(0.57)	(0.30)	(0.28)	(0.32)	—		—		—		—		—

$9.94	$9.85	$10.55	$10.40	$10.02	$10.52		$10.52		$10.52		$10.52		$10.52

6.60	(1.24)	4.30	6.67	6.06	0.02		0.02		0.04		0.02		0.01
17.1	82.0	87.7	76.5	69.1	28.1		35.2		33.4		35.1		45.0
3.53	3.32	2.73	2.81	3.21	0.02		0.02		0.03		0.03		0.01
0.88	0.91	1.03	1.13	1.00	0.64		0.65		0.73		0.84		0.84
0.45	0.45	1.03	1.13	0.87	0.08	(c)	0.08	(c)	0.09	(c)	0.11	(c)	0.16	(c)
17.83	26.19	20.39	20.77	21.48	NA		NA		NA		NA		NA

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At December 31, 2014, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2014, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of December 31, 2014. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2014:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$5,787,479	—	—	$5,787,479
Common Stock-Active	$4,044,977	—	—	$4,044,977
Short-Term Debt Securities-Indexed	—	$199,995	—	$199,995
Temporary Cash Investments	—	$380,500	—	$380,500

	$9,832,456	$580,495	—	$10,412,951

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Common Stock	$31,939,010	—	—	$31,939,010
Short-Term Debt Securities	—	$1,799,231	—	$1,799,231
Temporary Cash Investments	—	$182,400	—	$182,400

	$31,939,010	$1,981,631	—	$33,920,641
Mid-Cap Equity Index Fund
Common Stock	$21,576,026	—	—	$21,576,026
Short-Term Debt Securities	—	$799,738	—	$799,738
Temporary Cash Investments	—	$233,900	—	$233,900

	$21,576,026	$1,033,638	—	$22,609,664
Small Cap Value Fund
Common Stock	$8,609,027	—	—	$8,609,027
Short-Term Debt Securities	—	$299,848	—	$299,848
Temporary Cash Investments	—	$200,000	—	$200,000

	$8,609,027	$499,848	—	$9,108,875
Small Cap Growth Fund
Common Stock	$5,976,117	—	—	$5,976,117
Temporary Cash Investments	—	$250,000	—	$250,000

	$5,976,117	$250,000	—	$6,226,117
Bond Fund
U.S. Government Debt	—	$1,646,201	—	$1,646,201
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$5,067,778	—	$5,067,778
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$187,953	—	$187,953
Long-Term Corporate Debt	—	$9,892,897	—	$9,892,897
Short-Term Debt Securities	—	$649,670	—	$649,670
Temporary Cash Investments	—	$157,900	—	$157,900

	—	$17,602,399	—	$17,602,399
Money Market Fund
U.S. Government Debt	—	$799,809	—	$799,809
U.S. Government Agency Short-Term Debt	—	$9,683,114	—	$9,683,114
Commercial Paper	—	$17,523,442	—	$17,523,442
Temporary Cash Investments	—	$54,800	—	$54,800

	—	$28,061,165	—	$28,061,165
Other Financial Instruments:*

All America Fund	$2,401	—	—	$2,401
Equity Index Fund	$(3,960)	—	—	$(3,960)
Mid-Cap Equity Index Fund	$9,360	—	—	$9,360

*	Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.

During the year ended December 31, 2014, there were no transfers of securities between Level 1, Level 2, or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

During the year ended December 31, 2014, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $21,412,059, $9,817,417 and $2,460,073, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2014, management has evaluated the tax positions taken on the Funds’ tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2014, none of the Funds had capital loss carry forwards to offset any future net realized capital gains generated after December 31, 2014.

The Bond Fund, Small Cap Value Fund and Money Market Fund generated post-October 2014 capital losses of $16,360, $51,191 and $96, respectively, which were deferred for tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the year ended December 31, 2014, the Adviser’s fee for the Money Market Fund ranged from .08% to .09%.

The Adviser’s contractual expense limitation agreement, effective April 1, 2002, which limited each fund’s total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limited the Equity Index and Mid-Cap Equity Index Funds’ total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds’ expenses were not limited. The May 1, 2010 expense limitation agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense limitation agreement went into effect, under which the Adviser agreed to limit all the Funds’ total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fees. This agreement is effective through April 30, 2015 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the year ended December 31, 2014, all of the Money Market Fund’s operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2014 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$4,430,596	$11,298,830	$9,371,070	$5,211,759

Proceeds from sales of investments	$20,718,360	$74,538,941	$39,933,591	$11,347,576

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$6,593,136	$3,218,042	—

Proceeds from sales of investments	$12,186,544	$43,002,759	—

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

3.	INVESTMENTS (CONTINUED)

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$11,024,858	—

Proceeds from sales of investments	—	$38,266,640	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $792,264,840; net proceeds from sales were $799,633,982.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2014 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,669,334	$6,861,345	$5,237,985	$1,728,374
Unrealized Depreciation	(278,928)	(733,855)	(695,761)	(293,106)

Net	$2,390,406	$6,127,490	$4,542,224	$1,435,268

Tax Cost of Investments	$8,022,545	$27,793,151	$18,067,440	$7,673,607

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,273,469	$562,293	$915
Unrealized Depreciation	(177,589)	(104,000)	(44)

Net	$1,095,880	$458,293	$871

Tax Cost of Investments	$5,130,237	$17,144,106	$28,060,294

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2014, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2014, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	36%
Small Cap Growth Fund	55%
Bond Fund	0%
Money Market Fund	31%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at December 31, 2014 were as follows:

All America Fund: five shareholders owning 32%, 14%, 10%, 10% and 5%, respectively.

Equity Index Fund: six shareholders owning 20%, 14%, 10%, 10%, 10% and 5%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 34%, 24%, 9% and 6%, respectively.

Small Cap Value Fund: three shareholders owning 29%, 13% and 6%, respectively.

Small Cap Growth Fund: two shareholders owning 20% and 9%, respectively.

Bond Fund: four shareholders owning 30%, 15%, 12% and 5%, respectively.

Money Market Fund: four shareholders owning 7%, 7%, 6% and 6%, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 25, 2014, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund. Additionally, remaining required distributions relating to 2013 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 15, 2014. No such distributions were required for the Bond and Money Market Funds. On November 3, 2014, a special dividend distribution from net investment income and net realized gains on investment transactions was declared and paid for the Bond Fund. On December 9, 2014, a special dividend distribution from net investment income, as applicable, and net realized gains on investment transactions was declared and paid for the All America, Equity Index, Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds. On December 31, 2014, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds other than the Small Cap Value and Small Cap Growth Funds.

Pursuant to shareholders’ instructions, substantially all 2014 and 2013 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2014 and 2013 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2014	$503,167	$1,970,241	$791,043	$241,847
2013	$467,583	$2,150,680	$914,337	$262,034
Long-Term Capital Gains
2014	$6,429,691	$31,630,774	$13,498,377	$2,008,104
2013	$1,301,801	$0	$1,852,901	$1,028,917
Return of Capital
2014	$0	$0	$0	$44,393
2013	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2014	$0	$2,940,181	$6,454
2013	$80,444	$2,975,501	$9,137
Long-Term Capital Gains
2014	$2,404,202	$539,035	$0
2013	$663,106	$1,338,615	$0
Return of Capital
2014	$0	$0	$0
2013	$0	$289,660	$1,002

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2014, undistributed net income and undistributed accumulated gain (loss) for Federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$133,433	$914,097	$514,251	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$2,390,406	$6,127,490	$4,542,224	$1,435,268

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$17,064	$202
Accumulated undistributed realized gain (loss) on investments and futures contracts	$130,960	$14,686	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,095,880	$458,293	$871

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the Federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the year ended December 31, 2014, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses, in-kind redemption, and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the year ended December 31, 2014, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(21,490)	$29,987	$(34,448)	$(42,560)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$21,490	$(29,987)	$34,448	$86,953

Paid in capital	$0	$0	$0	$(44,393)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$(3,402)	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$19,698	$(2,091,661)	$0

Paid in capital	$(16,296)	$2,091,661	$0

7.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors

of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc., comprised of All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, the “Funds”), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Funds, Inc., as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 27, 2015

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Institutional Funds, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Greed serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Institutional Funds, Inc., at 320 Park Avenue, NewYork, NY 10022-6839 or by calling 1-800-914-8716 or through the following websites: http://www.institutionalfunds.com or http://www.sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 67	Since May 2008	Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Trustee, Fordham University; Mutual of America Investment Corporation

Kevin M. Kearney, age 62	February 1996-May 2008, Since April 2011	Partner, Wingate, Kearney & Cullen	Director, Concern Worldwide, USA; Trustee, College of Mount Saint Vincent; Mutual of America Investment Corporation

LaSalle D. Leffall, III, age 51	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Investment Corporation

John W. Sibal, age 62	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Chairman and Director, New Orleans Recreation Development Foundation; Commissioner, New Orleans Recreation Development Commission; Treasurer and Director, Friends of NORD, Inc.; Mutual of America Investment Corporation

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Margaret M. Smyth, age 51	Since April 2011	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company; prior thereto Vice President, Controller, United Technologies Company; prior thereto Vice President and Chief Accounting Officer, 3M Company	Director, Martha Stewart Living Omnimedia, Inc.; Director, Vonage Holdings; Director, Concern Worldwide, USA.; President’s Council and Trustee Fellow, Fordham University; Director, National Grid USA; Member, Aspen Institute Global Leadership Network; Member, Women Corporate Directors; Mutual of America Investment Corporation

Patrick J. Waide, Jr., age 77	Since August 1996	Certified Public Accountant	Trustee, John Simon Guggenheim Memorial Foundation; Emeritus Director, National Catholic Reporter; Mutual of America Investment Corporation

William E. Whiston, age 60	Since April 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Hudson Valley Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Investment Corporation

Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

John R. Greed, Chairman, President and Chief Executive Officer, age 54	Chairman of the Board since September 2003	Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company and Mutual of America Holding Company LLC since December 2007; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	Mutual of America Life Insurance Company, Mutual of America Investment Corporation, Mutual of America Holding Company LLC, Mutual of America Foundation

Mr. Greed is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

James J. Roth, Senior Executive Vice President and General Counsel, age 65	Since April 2009	Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; prior thereto Executive Vice President and General Counsel, Mutual of America Life Insurance Company since April 2009; Senior Executive Vice President and General Counsel, Mutual of America Capital Management LLC, Mutual of America Securities LLC, Mutual of America Investment Corporation, and Mutual of America Institutional Funds, Inc.; Chairman, President and Chief Executive Officer, Mutual of America Holding Company LLC	Mutual of America Holding Company LLC; Mutual of America Foundation; Respect for Law Alliance

George L. Medlin, Executive Vice President, Chief Financial Officer and Treasurer, age 62	Since February 2008	Executive Vice President and Treasurer, Mutual of America Life Insurance Company; prior thereto, Executive Vice President, Internal Audit, Mutual of America Life Insurance Company; Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	Director, Mutual of America Holding Company LLC; Director, Safe Center of Long Island; Director, Msgr. McClancy Memorial High School

Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Secretary, age 49	Since April 2013	Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013	None

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Kathryn Lu, Executive Vice President and Chief Compliance Officer, age 54	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Chief Compliance Officer, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

John Corrigan, Executive Vice President and Internal Auditor, age 55	Since February 2008	Executive Vice President and Internal Auditor, Mutual of America Life Insurance Company; prior thereto Senior Vice President and Internal Auditor, Mutual of America; Executive Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

Chris W. Festog, Senior Vice President and Deputy Treasurer, age 53	Since April 2013	Executive Vice President and Deputy Treasurer, Mutual of America Life Insurance Company; prior thereto Senior Vice President and Deputy Treasurer, Mutual of America Life Insurance Company	None

Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 58	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of December 31, 2014. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu

Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds’ dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index and Small Cap Value Funds, 90.24%, 86.31%, 72.86% and 93.87%, respectively, of the Funds’ ordinary income qualifies for the corporate dividends received deduction.

In 2014, the following amounts of the Institutional Funds’ long-term capital gains (if any) are considered capital gains dividends.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Dividends qualifying for reduced long-term capital gains tax rate	$6,429,691	$31,630,774	$13,498,377	$2,008,104

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Dividends qualifying for reduced long-term capital gains tax rate	$2,404,202	$539,035	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.    CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Sections A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a)(2)	The audit committee financial expert is Patrick J. Waide, Jr. He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999. Mr. Waide is considered an independent director.

(a)(3)	Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

     2014: $115,000

     2013: $124,408

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Annual Report to Shareholders:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.6%)
Amazon.com, Inc.*	118	36,621
AutoNation, Inc.*	24	1,450
AutoZone, Inc.*	10	6,191
Bed Bath & Beyond, Inc.*	58	4,418
Best Buy Co., Inc.	91	3,547
BorgWarner, Inc.	70	3,847
Cablevision Systems Corp. Cl A	69	1,424
CarMax, Inc.*	67	4,461
Carnival Corp.	140	6,346
CBS Corp. Cl B	150	8,301
Chipotle Mexican Grill, Inc.*	9	6,161
Coach, Inc.	87	3,268
Comcast Corp. Cl A	807	46,814
D.R. Horton, Inc.	102	2,580
Darden Restaurants, Inc.	42	2,462
Delphi Automotive PLC	92	6,690
DIRECTV*	157	13,612
Discovery Communications, Inc. Cl A*	47	1,619
Discovery Communications, Inc. Cl C*	87	2,934
Disney (Walt) Co.	489	46,059
Dollar General Corp.*	96	6,787
Dollar Tree, Inc.*	65	4,575
Expedia, Inc.	31	2,646
Family Dollar Stores, Inc.	30	2,376
Ford Motor Co.	1,207	18,709
Fossil Group, Inc.*	14	1,550
GameStop Corp. Cl A	35	1,183
Gannett Co., Inc.	70	2,235
Gap, Inc.	84	3,537
Garmin Ltd.	38	2,008
General Motors Co.	423	14,767
Genuine Parts Co.	47	5,009
Goodyear Tire & Rubber Co.	86	2,457
H&R Block, Inc.	86	2,896
Harley-Davidson, Inc.	67	4,416
Harman Int’l. Industries, Inc.	22	2,348
Hasbro, Inc.	36	1,980
Home Depot, Inc.	413	43,353
Interpublic Group of Cos., Inc.	131	2,721
Johnson Controls, Inc.	208	10,055
Kohl’s Corp.	64	3,907
L Brands, Inc.	78	6,751
Leggett & Platt, Inc.	43	1,832
Lennar Corp. Cl A	56	2,509
Lowe’s Cos., Inc.	305	20,984
Macy’s, Inc.	109	7,167
Marriott International, Inc. Cl A	66	5,150
Mattel, Inc.	107	3,311
McDonald’s Corp.	306	28,672
Michael Kors Hldgs. Ltd.*	65	4,882
Mohawk Industries, Inc.*	19	2,952
Netflix, Inc.*	18	6,149
Newell Rubbermaid, Inc.	84	3,200
News Corp. Cl A*	154	2,416
NIKE, Inc. Cl B	219	21,057
Nordstrom, Inc.	45	3,573
O’Reilly Automotive, Inc.*	32	6,164

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Omnicom Group, Inc.	78	6,043
PetSmart, Inc.	31	2,520
Priceline Group Inc.*	16	18,243
Pulte Homes, Inc.	104	2,232
PVH Corp.	26	3,332
Ralph Lauren Corp.	19	3,518
Ross Stores, Inc.	66	6,221
Royal Caribbean Cruises Ltd.*	53	4,369
Scripps Networks Interactive, Inc. Cl A	32	2,409
Staples, Inc.	203	3,678
Starbucks Corp.	235	19,282
Starwood Hotels & Resorts	55	4,459
Target Corp.	200	15,182
Tiffany & Co.	35	3,740
Time Warner Cable, Inc.	87	13,229
Time Warner, Inc.	263	22,465
TJX Cos., Inc.	216	14,813
Tractor Supply Co.	43	3,389
TripAdvisor, Inc.*	35	2,613
Twenty-First Century Fox, Inc. Cl A	581	22,313
Under Armour, Inc. Cl A*	53	3,599
Urban Outfitters, Inc.*	32	1,124
V.F. Corp.	109	8,164
Viacom, Inc. Cl B	116	8,729
Whirlpool Corp.	24	4,650
Wyndham Worldwide Corp.	38	3,259
Wynn Resorts Ltd.	25	3,719
Yum! Brands, Inc.	138	10,053

		692,436

CONSUMER STAPLES (5.3%)
Altria Group, Inc.	620	30,547
Archer-Daniels-Midland Co.	201	10,452
Avon Products, Inc.	140	1,315
Brown-Forman Corp. Cl B	49	4,304
Campbell Soup Co.	55	2,420
Clorox Co.	40	4,168
Coca-Cola Co.	1,236	52,184
Coca-Cola Enterprises, Inc.	69	3,051
Colgate-Palmolive Co.	268	18,543
ConAgra Foods, Inc.	132	4,789
Constellation Brands, Inc. Cl A*	53	5,203
Costco Wholesale Corp.	137	19,420
CVS Health Corp.	359	34,575
Dr. Pepper Snapple Group, Inc.	61	4,372
Estee Lauder Cos., Inc. Cl A	70	5,334
General Mills, Inc.	190	10,133
Hershey Co.	46	4,781
Hormel Foods Corp.	41	2,136
J.M. Smucker Co.	32	3,231
Kellogg Co.	78	5,104
Keurig Green Mountain, Inc.	38	5,031
Kimberly-Clark Corp.	117	13,518
Kraft Foods Group, Inc.	185	11,592
Kroger Co.	153	9,824
Lorillard, Inc.	113	7,112

McCormick & Co., Inc.	40	2,972
Mead Johnson Nutrition Co.	63	6,334
Molson Coors Brewing Co. Cl B	50	3,726
Mondelez International, Inc. Cl A	526	19,107
Monster Beverage Corp.*	45	4,876
PepsiCo, Inc.	470	44,443

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Philip Morris Int’l., Inc.	487	39,666
Proctor & Gamble Co.	846	77,062
Reynolds American, Inc.	97	6,234
Safeway, Inc.	72	2,529
Sysco Corp.	184	7,303
Tyson Foods, Inc. Cl A	91	3,648
Wal-Mart Stores, Inc.	496	42,596
Walgreens Boots Alliance, Inc.	273	20,803
Whole Foods Market, Inc.	112	5,647

		560,085

ENERGY (4.6%)
Anadarko Petroleum Corp.	158	13,035
Apache Corp.	117	7,332
Baker Hughes, Inc.	135	7,569
Cabot Oil & Gas Corp.	130	3,849
Cameron International Corp.*	62	3,097
Chesapeake Energy Corp.	163	3,190
Chevron Corp.	592	66,411
Cimarex Energy Co.	27	2,862
ConocoPhillips	386	26,657
CONSOL Energy, Inc.	73	2,468
Denbury Resources, Inc.	107	870
Devon Energy Corp.	121	7,406
Diamond Offshore Drilling, Inc.	21	771
Ensco PLC Cl A	73	2,186
EOG Resources, Inc.	171	15,744
EQT Corp.	48	3,634
Exxon Mobil Corp.	1,327	122,681
FMC Technologies, Inc.*	73	3,419
Halliburton Co.	265	10,422
Helmerich & Payne, Inc.	33	2,225
Hess Corp.	79	5,832
Kinder Morgan, Inc.	532	22,509
Marathon Oil Corp.	212	5,997
Marathon Petroleum Corp.	87	7,853
Murphy Oil Corp.	51	2,577
Nabors Industries Ltd.	88	1,142
National Oilwell Varco, Inc.	135	8,847
Newfield Exploration Co.*	42	1,139
Noble Corp. PLC	78	1,292
Noble Energy, Inc.	112	5,312
Occidental Petroleum Corp.	243	19,588
ONEOK, Inc.	66	3,286
Phillips 66	173	12,404
Pioneer Natural Resources Co.	47	6,996
QEP Resources, Inc.	52	1,051
Range Resources Corp.	53	2,833
Schlumberger Ltd.	403	34,420
Southwestern Energy Co.*	112	3,056
Spectra Energy Corp.	211	7,659
Tesoro Corp.	39	2,900
Transocean Ltd.	106	1,943
Valero Energy Corp.	163	8,069
Williams Cos., Inc.	210	9,437

		481,970

FINANCIALS (9.7%)
ACE Ltd.	104	11,948
Affiliated Managers Group, Inc.*	17	3,608
Aflac, Inc.	141	8,614
Allstate Corp.	132	9,273
American Express Co.	279	25,958

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

American Int’l. Group, Inc.	439	24,588
American Tower Corp.	124	12,257
Ameriprise Financial, Inc.	58	7,671
Aon PLC	90	8,535
Apartment Investment & Management Co. Cl A	45	1,672
Assurant, Inc.	22	1,505
AvalonBay Communities, Inc.	41	6,699
Bank of America Corp.	3,297	58,983
Bank of New York Mellon Corp.	354	14,362
BB&T Corp.	227	8,828
Berkshire Hathaway, Inc. Cl B*	572	85,886
BlackRock, Inc.	39	13,945
Boston Properties, Inc.	48	6,177
Capital One Financial Corp.	174	14,364
CBRE Group, Inc.*	88	3,014
Charles Schwab Corp.	362	10,929
Chubb Corp.	74	7,657
Cincinnati Financial Corp.	45	2,332
Citigroup, Inc.	950	51,405
CME Group, Inc.	99	8,776
Comerica, Inc.	56	2,623
Crown Castle Int’l. Corp.	104	8,185
Discover Financial Svcs.	142	9,300
E*Trade Financial Corp.*	91	2,207
Equity Residential	113	8,118
Essex Property Trust, Inc.	20	4,132
Fifth Third Bancorp	259	5,277
Franklin Resources, Inc.	122	6,755
General Growth Pptys., Inc.	198	5,570
Genworth Financial, Inc.*	154	1,309
Goldman Sachs Group, Inc.	126	24,423
Hartford Financial Svcs. Group, Inc.	136	5,670
HCP, Inc.	143	6,296
Health Care REIT, Inc.	103	7,794
Host Hotels & Resorts, Inc.	238	5,657
Hudson City Bancorp, Inc.	149	1,508
Huntington Bancshares, Inc.	258	2,714
Intercontinental Exchange, Inc.	35	7,675
Invesco Ltd.	136	5,375
Iron Mountain, Inc.	59	2,281
iShares Core S&P 500 ETF	361	74,691
JPMorgan Chase & Co.	1,171	73,281
KeyCorp	270	3,753
Kimco Realty Corp.	128	3,218
Legg Mason, Inc.	31	1,654
Leucadia National Corp.	98	2,197
Lincoln National Corp.	81	4,671
Loews Corp.	93	3,908
M&T Bank Corp.	41	5,150
Marsh & McLennan Cos., Inc.	169	9,674
McGraw-Hill Financial, Inc.	86	7,652
MetLife, Inc.	357	19,310
Moody’s Corp.	58	5,557
Morgan Stanley	478	18,546
Nasdaq OMX Group, Inc.	36	1,727
Navient Corp.	128	2,766
Northern Trust Corp.	69	4,651
People’s United Financial, Inc.	96	1,457
Plum Creek Timber Co., Inc.	55	2,353
PNC Financial Svcs. Grp., Inc.	165	15,053
Principal Financial Grp., Inc.	85	4,415

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Progressive Corp.	167	4,507
ProLogis, Inc.	157	6,756
Prudential Financial, Inc.	143	12,936
Public Storage	45	8,318
Regions Financial Corp.	433	4,572
Simon Property Group, Inc.	98	17,847
State Street Corp.	131	10,284
SunTrust Banks, Inc.	163	6,830
T. Rowe Price Group, Inc.	81	6,955
The Macerich Co.	44	3,670
Torchmark Corp.	40	2,167
Travelers Cos., Inc.	104	11,008
U.S. Bancorp	561	25,217
Unum Group	78	2,721
Ventas, Inc.	93	6,668
Vornado Realty Trust	55	6,474
Wells Fargo & Co.	1,480	81,134
Weyerhaeuser Co.	164	5,886
XL Group PLC	81	2,784
Zions Bancorporation	63	1,796

		1,026,069

HEALTH CARE (7.7%)
Abbott Laboratories	471	21,204
AbbVie, Inc.	500	32,720
Actavis PLC*	83	21,280
Aetna, Inc.	110	9,771
Agilent Technologies, Inc.	104	4,258
Alexion Pharmaceuticals, Inc.*	62	11,472
Allergan, Inc.	93	19,771
AmerisourceBergen Corp.	65	5,860
Amgen, Inc.	238	37,911
Anthem, Inc.	84	10,556
Bard (C.R.), Inc.	23	3,832
Baxter International, Inc.	170	12,459
Becton, Dickinson & Co.	60	8,350
Biogen Idec, Inc.*	74	25,119
Boston Scientific Corp.*	417	5,525
Bristol-Myers Squibb Co.	520	30,696
Cardinal Health, Inc.	103	8,315
CareFusion Corp.*	64	3,798
Celgene Corp.*	250	27,965
Cerner Corp.*	95	6,143
CIGNA Corp.	82	8,439
Covidien PLC	142	14,524
DaVita HealthCare Partners, Inc.*	54	4,090
DENTSPLY International, Inc.	44	2,344
Edwards Lifesciences Corp.*	33	4,204
Express Scripts Hldg. Co.*	230	19,474
Gilead Sciences, Inc.*	472	44,491
Hospira, Inc.*	53	3,246
Humana, Inc.	48	6,894
Intuitive Surgical, Inc.*	11	5,818
Johnson & Johnson	878	91,812
Laboratory Corp. of America Hldgs.*	26	2,805
Lilly (Eli) & Co.	308	21,249

Mallinckrodt PLC*	36	3,565
McKesson Corp.	73	15,153
Medtronic, Inc.	309	22,310
Merck & Co., Inc.	893	50,713
Mylan, Inc.*	116	6,539
Patterson Cos., Inc.	27	1,299

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

PerkinElmer, Inc.	35	1,531
Perrigo Co. PLC	44	7,355
Pfizer, Inc.	1,975	61,521
Quest Diagnostics, Inc.	45	3,018
Regeneron Pharmaceuticals, Inc.*	23	9,436
St. Jude Medical, Inc.	89	5,788
Stryker Corp.	94	8,867
Tenet Healthcare Corp.*	31	1,571
Thermo Fisher Scientific, Inc.	125	15,661
UnitedHealth Group, Inc.	302	30,529
Universal Health Svcs., Inc. Cl B	28	3,115
Varian Medical Systems, Inc.*	32	2,768
Vertex Pharmaceuticals, Inc.*	75	8,910
Waters Corp.*	26	2,931
Zimmer Hldgs., Inc.	53	6,011
Zoetis, Inc.	157	6,756

		811,742

INDUSTRIALS (5.7%)
3M Co.	201	33,028
Allegion PLC	30	1,664
AMETEK, Inc.	76	4,000
Boeing Co.	207	26,906
Caterpillar, Inc.	190	17,391
Cintas Corp.	30	2,353
CSX Corp.	312	11,304
Cummins, Inc.	53	7,641
Danaher Corp.	192	16,456
Deere & Co.	112	9,909
Delta Air Lines, Inc.	262	12,888
Dover Corp.	51	3,658
Dun & Bradstreet Corp.	11	1,331
Eaton Corp. PLC	148	10,058
Emerson Electric Co.	217	13,395
Equifax, Inc.	37	2,992
Expeditors Int’l. of Wash.	60	2,677
Fastenal Co.	84	3,995
FedEx Corp.	82	14,240
Flowserve Corp.	42	2,513
Fluor Corp.	49	2,971
General Dynamics Corp.	99	13,624
General Electric Co.	3,148	79,550
Grainger (W.W.), Inc.	19	4,843
Honeywell International, Inc.	245	24,480
Illinois Tool Works, Inc.	112	10,606
Ingersoll-Rand PLC	82	5,198
Jacobs Engineering Group, Inc.*	41	1,832
Joy Global, Inc.	31	1,442
Kansas City Southern	34	4,149
L-3 Communications Hldgs., Inc.	26	3,281
Lockheed Martin Corp.	84	16,176
Masco Corp.	112	2,822
Nielsen Holdings	102	4,562
Norfolk Southern Corp.	97	10,632
Northrop Grumman Corp.	63	9,286
PACCAR, Inc.	111	7,549

Pall Corp.	33	3,340
Parker Hannifin Corp.	46	5,932
Pentair PLC	59	3,919
Pitney Bowes, Inc.	63	1,535
Precision Castparts Corp.	44	10,599
Quanta Services, Inc.*	67	1,902

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Raytheon Co.	96	10,384
Republic Services, Inc.	80	3,220
Robert Half Int’l., Inc.	43	2,510
Robinson (C.H.) Worldwide, Inc.	45	3,370
Rockwell Automation, Inc.	42	4,670
Rockwell Collins, Inc.	42	3,548
Roper Industries, Inc.	31	4,847
Ryder System, Inc.	16	1,486
Snap-on, Inc.	18	2,461
Southwest Airlines Co.	213	9,014
Stanley Black & Decker, Inc.	49	4,708
Stericycle, Inc.*	26	3,408
Textron, Inc.	85	3,579
The ADT Corp.	54	1,956
Tyco International PLC	132	5,790
Union Pacific Corp.	278	33,118
United Parcel Service, Inc. Cl B	218	24,235
United Rentals, Inc.*	31	3,162
United Technologies Corp.	266	30,590
Waste Management, Inc.	134	6,877
Xylem, Inc.	56	2,132

		593,694

INFORMATION TECHNOLOGY (10.7%)
Accenture Ltd. Cl A	196	17,505
Adobe Systems, Inc.*	149	10,832
Akamai Technologies, Inc.*	55	3,463
Alliance Data Systems Corp.*	20	5,721
Altera Corp.	96	3,546
Amphenol Corp. Cl A	97	5,220
Analog Devices, Inc.	98	5,441
Apple, Inc.	1,839	202,985
Applied Materials, Inc.	382	9,519
Autodesk, Inc.*	71	4,264
Automatic Data Processing, Inc.	152	12,672
Avago Technologies Ltd.	80	8,047
Broadcom Corp. Cl A	168	7,279
CA, Inc.	100	3,045
Cisco Systems, Inc.	1,607	44,699
Citrix Systems, Inc.*	51	3,254
Cognizant Technology Solutions*	190	10,005
Computer Sciences Corp.	45	2,837
Corning, Inc.	401	9,195
eBay, Inc.*	355	19,923
Electronic Arts, Inc.*	96	4,513
EMC Corp.	637	18,944
F5 Networks, Inc.*	23	3,001
Facebook, Inc. Cl A*	655	51,103
Fidelity Nat’l. Information Svcs., Inc.	89	5,536
First Solar, Inc.*	24	1,070
Fiserv, Inc.*	77	5,465
FLIR Systems, Inc.	44	1,422
Google, Inc. Cl A*	90	47,759
Google, Inc. Cl C*	90	47,376
Harris Corp.	32	2,298
Hewlett-Packard Co.	584	23,436

Int’l. Business Machines Corp.	288	46,207
Intel Corp.	1,516	55,016
Intuit, Inc.	89	8,205
Juniper Networks, Inc.	119	2,656
KLA-Tencor Corp.	52	3,657
Lam Research Corp.	50	3,967

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Level 3 Communications, Inc.*	88	4,345
Linear Technology Corp.	75	3,420
MasterCard, Inc. Cl A	308	26,537
Microchip Technology, Inc.	63	2,842
Micron Technology, Inc.*	336	11,763
Microsoft Corp.	2,583	119,980
Motorola Solutions, Inc.	67	4,494
NetApp, Inc.	98	4,062
NVIDIA Corp.	161	3,228
Oracle Corp.	1,013	45,555
Paychex, Inc.	103	4,756
QUALCOMM, Inc.	522	38,800
Red Hat, Inc.*	58	4,010
Salesforce.com, inc.*	183	10,854
SanDisk Corp.	69	6,761
Seagate Technology PLC	102	6,783
Symantec Corp.	216	5,542
TE Connectivity Ltd.	128	8,096
Teradata Corp.*	47	2,053
Texas Instruments, Inc.	332	17,750
Total System Services, Inc.	51	1,732
VeriSign, Inc.*	34	1,938
Visa, Inc. Cl A	154	40,379
Western Digital Corp.	68	7,528
Western Union Co.	163	2,919
Xerox Corp.	336	4,657
Xilinx, Inc.	83	3,593
Yahoo!, Inc.*	278	14,042

		1,129,502

MATERIALS (1.7%)
Air Products & Chemicals, Inc.	60	8,654
Airgas, Inc.	20	2,304
Alcoa, Inc.	367	5,795
Allegheny Technologies, Inc.	33	1,147
Avery Dennison Corp.	28	1,453
Ball Corp.	42	2,863
CF Industries Hldgs., Inc.	15	4,088
Dow Chemical Co.	348	15,872
Du Pont (E.I.) de Nemours & Co.	283	20,925
Eastman Chemical Co.	46	3,490
Ecolab, Inc.	84	8,780
FMC Corp.	41	2,338
Freeport-McMoRan Copper & Gold, Inc.	325	7,592
Int’l. Flavors & Fragrances, Inc.	25	2,534
International Paper Co.	133	7,126
LyondellBasell Inds. N.V. Cl A	130	10,321
Martin Marietta Materials, Inc.	19	2,096
MeadWestvaco Corp.	52	2,308
Monsanto Co.	151	18,040
Newmont Mining Corp.	154	2,911
Nucor Corp.	100	4,905
Owens-Illinois, Inc.*	52	1,403
PPG Industries, Inc.	43	9,939
Praxair, Inc.	92	11,920
Sealed Air Corp.	66	2,800
Sherwin-Williams Co.	26	6,839
Sigma-Aldrich Corp.	37	5,079
The Mosaic Co.	98	4,474
Vulcan Materials Co.	41	2,695

		180,691

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	1,626	54,617
CenturyLink, Inc.	178	7,045
Frontier Communications Corp.	312	2,081
Verizon Communications, Inc.	1,301	60,861
Windstream Hldgs., Inc.	189	1,557

		126,161

UTILITIES (1.8%)
AES Corp.	205	2,823
AGL Resources, Inc.	37	2,017
Ameren Corp.	76	3,506
American Electric Power Co., Inc.	154	9,351
CenterPoint Energy, Inc.	134	3,140
CMS Energy Corp.	86	2,989
Consolidated Edison, Inc.	92	6,073
Dominion Resources, Inc.	183	14,073
DTE Energy Co.	55	4,750
Duke Energy Corp.	222	18,546
Edison International	102	6,679
Entergy Corp.	56	4,899
Exelon Corp.	270	10,012
FirstEnergy Corp.	132	5,147
Integrys Energy Group, Inc.	25	1,946
NextEra Energy, Inc.	137	14,562
NiSource, Inc.	99	4,200
Northeast Utilities	100	5,352
NRG Energy, Inc.	107	2,884
Pepco Hldgs., Inc.	80	2,154
PG&E Corp.	149	7,933
Pinnacle West Capital Corp.	35	2,391
PPL Corp.	209	7,593
Public Svc. Enterprise Group, Inc.	159	6,584
SCANA Corp.	45	2,718
Sempra Energy	72	8,018
Southern Co.	282	13,849
TECO Energy, Inc.	75	1,537
Wisconsin Energy Corp.	70	3,692
Xcel Energy, Inc.	159	5,711

		185,129

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,226,696) 55.0%		5,787,479

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill (1)	A-1+	0.01	03/05/15	200,000	199,995

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,995) 1.9%					199,995

TOTAL INDEXED ASSETS (Cost: $4,426,691) 56.9%					5,987,474

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Amazon.com, Inc.*	75	23,276
American Axle & Mfg. Hldgs., Inc.*	253	5,715
AutoZone, Inc.*	20	12,382
Bassett Furniture Industries, Inc.	963	18,788

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Carmike Cinemas, Inc.*	474	12,452
Cooper Tire & Rubber Co.	243	8,420
CST Brands, Inc.	419	18,272
Diamond Resorts Int’l., Inc.*	1,383	38,586
Discovery Communications, Inc. Cl A*	117	4,031
Discovery Communications, Inc. Cl C*	117	3,945
Disney (Walt) Co.	346	32,590
Dollar Tree, Inc.*	85	5,982
Drew Industries, Inc.*	126	6,435
Eros International PLC*	247	5,227
Five Below, Inc.*	153	6,247
Ford Motor Co.	518	8,029
FTD Companies, Inc.*	136	4,736
General Motors Co.	246	8,588
Haverty Furniture Cos., Inc.	350	7,704
Home Depot, Inc.	233	24,458
Houghton Mifflin Harcourt Co.*	1,132	23,443
HSN, Inc.	97	7,372
Intrawest Resorts Hldgs., Inc.*	744	8,883
Johnson Controls, Inc.	128	6,188
Macy’s, Inc.	238	15,649
McDonald’s Corp.	197	18,459
Panera Bread Co. Cl A*	30	5,244
Popeyes Louisiana Kitchen, Inc.*	149	8,384
Priceline Group Inc.*	7	7,981
Red Robin Gourmet Burgers, Inc.*	241	18,551
Ruby Tuesday, Inc.*	963	6,587
Select Comfort Corp.*	641	17,327
Sotheby’s	96	4,145
Starbucks Corp.	257	21,087
Steve Madden Ltd.*	254	8,085
Target Corp.	238	18,067
The Men’s Wearhouse, Inc.	311	13,731
Time Warner Cable, Inc.	130	19,768
Time Warner, Inc.	219	18,707
Viacom, Inc. Cl B	157	11,814
Wolverine World Wide, Inc.	261	7,692

		523,027

CONSUMER STAPLES (2.3%)
Coca-Cola Co.	328	13,848
Colgate-Palmolive Co.	183	12,662
Constellation Brands, Inc. Cl A*	194	19,045
Crimson Wine Group Ltd.*	1,257	11,942
Darling Ingredients Inc.*	309	5,611
Estee Lauder Cos., Inc. Cl A	174	13,259
Farmer Brothers Co.*	373	10,985
Mead Johnson Nutrition Co.	74	7,440
Mondelez International, Inc. Cl A	271	9,844
PepsiCo, Inc.	216	20,425
Philip Morris Int’l., Inc.	142	11,566
Proctor & Gamble Co.	368	33,521
Spectrum Brands Hldgs., Inc.	88	8,420
Sysco Corp.	262	10,399
TreeHouse Foods, Inc.*	98	8,382

Tyson Foods, Inc. Cl A	221	8,860
Vector Group Ltd.	324	6,906
Village Super Market, Inc. Cl A	186	5,091
Wal-Mart Stores, Inc.	303	26,022

		244,228

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

ENERGY (2.2%)
Anadarko Petroleum Corp.	166	13,695
Apache Corp.	115	7,207
Bonanza Creek Energy, Inc.*	259	6,216
California Resources Corp.*	72	397
Carrizo Oil and Gas, Inc.*	168	6,988
Chevron Corp.	152	17,051
Emerald Oil, Inc.*	268	322
EOG Resources, Inc.	164	15,099
Exxon Mobil Corp.	618	57,134
Gulf Coast Ultra Deep Royalty Trust*	1,901	2,414
Halliburton Co.	381	14,985
Helix Energy Solutions Group*	248	5,382
Hess Corp.	110	8,120
National Oilwell Varco, Inc.	172	11,271
Noble Energy, Inc.	294	13,944
Occidental Petroleum Corp.	180	14,510
PBF Energy, Inc.	554	14,759
Range Resources Corp.	96	5,131
Sanchez Energy Corp.*	304	2,824
Synergy Resources Corp.*	397	4,978
Targa Resources Corp.	91	9,651
Western Refining, Inc.	60	2,267
Whiting Petroleum Corp.*	0	10

		234,355

FINANCIALS (7.5%)
Agree Realty Corp.	70	2,176
Alexander’s, Inc.	9	3,935
American Int’l. Group, Inc.	345	19,323
Aon PLC	112	10,621
Ashford Hospitality Prime, Inc	201	3,449
Ashford Hospitality Trust, Inc.	377	3,951
Aspen Insurance Hldgs. Ltd.	182	7,966
BancFirst Corp.	132	8,367
Bank of America Corp.	1,275	22,810
Bank of Marin Bancorp	109	5,732
Banner Corp.	220	9,464
Berkshire Hathaway, Inc. Cl B*	145	21,772
Brookline Bancorp, Inc.	816	8,184
Bryn Mawr Bank Corp.	235	7,356
Capital One Financial Corp.	343	28,315
Charter Financial Corp.	405	4,637
Chatham Lodging Trust	309	8,952
Chesapeake Lodging Trust	445	16,558
Citigroup, Inc.	336	18,181
Columbia Banking System, Inc.	96	2,651
Comerica, Inc.	241	11,288
Cousins Properties, Inc.	440	5,025
Customers Bancorp, Inc.*	300	5,766
Dime Community Bancshares	395	6,431
Eagle Bancorp, Inc.*	142	5,044
EastGroup Properties, Inc.	58	3,673
Ellington Financial LLC	725	14,471
Enterprise Financial Svcs. Corp.	253	4,992
Equity Lifestyle Properties, Inc.	145	7,475

FBR & Co.*	119	2,926
FelCor Lodging Trust, Inc.	1,308	14,153
First Connecticut Bancorp, Inc.	107	1,746
First Interstate BancSytem, Inc.	271	7,539
Flushing Financial Corp.	241	4,885
Forest City Enterprises, Inc. Cl A*	612	13,036
Franklin Resources, Inc.	133	7,364
Glacier Bancorp, Inc.	365	10,136

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Goldman Sachs Group, Inc.	118	22,872
Hanmi Financial Corp.	174	3,795
Health Insurance Innovations, Inc. Cl A*	629	4,504
Highwoods Properties, Inc.	261	11,557
Host Hotels & Resorts, Inc.	478	11,362
Investors Bancorp, Inc.	1,435	16,108
iShares Micro-Cap ETF	181	13,933
iShares Russell 2000 ETF	25	2,991
iShares Russell 2000 Value ETF	39	3,966
Janus Capital Group, Inc.	357	5,758
JPMorgan Chase & Co.	759	47,498
Marlin Business Svcs. Corp.	376	7,719
MB Financial, Inc.	145	4,765
Meadowbrook Insurance Group, Inc.	1,202	10,169
MetLife, Inc.	346	18,715
Northfield Bancorp, Inc.	609	9,013
Parkway Properties, Inc.	304	5,591
Pennsylvania REIT	365	8,563
PNC Financial Svcs. Grp., Inc.	150	13,685
Primerica, Inc.	143	7,759
PrivateBancorp, Inc.	319	10,655
ProAssurance Corp.	70	3,161
Prosperity Bancshares, Inc.	140	7,750
PS Business Parks, Inc.	64	5,091
Sabra Health Care REIT, Inc.	378	11,480
Select Income REIT	347	8,470
Selective Insurance Group, Inc.	208	5,651
Silvercrest Asset Mgmt. Group, Inc. Cl A	359	5,618
Simon Property Group, Inc.	124	22,582
Southside Bancshares, Inc.	26	748
Southwest Bancorp, Inc.	325	5,642
Sovran Self Storage, Inc.	46	4,012
Starwood Property Trust, Inc.	231	5,368
Stifel Financial Corp.*	153	7,806
Stock Yards Bancorp, Inc.	312	10,402
SVB Financial Group*	139	16,134
Symetra Financial Corp.	645	14,867
Terreno Realty Corp.	247	5,096
The GEO Group, Inc.	181	7,305
UMB Financial Corp.	88	5,006
Urstadt Biddle Pptys., Inc. Cl A	201	4,398
ViewPoint Financial Group, Inc.*	90	2,147
Wells Fargo & Co.	739	40,512
Zions Bancorporation	330	9,408

		789,982

HEALTH CARE (6.0%)
Abbott Laboratories	356	16,027
Abiomed, Inc.*	318	12,103
ACADIA Pharmaceuticals, Inc.*	98	3,112
Acorda Therapeutics, Inc.*	110	4,496
Actavis PLC*	52	13,470
Albany Molecular Research, Inc*	458	7,457
Allergan, Inc.	49	10,417
Alnylam Pharmaceuticals, Inc.*	70	6,790

Ani Pharmaceuticals, Inc.*	206	11,616
Anika Therapeutics, Inc.*	178	7,252
Biogen Idec, Inc.*	50	16,973
BioScrip, Inc.*	1,058	7,395
BioSpecifics Technologies Corp.*	132	5,098
Celgene Corp.*	323	36,131
Cepheid, Inc.*	110	5,955

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Cerner Corp.*	93	6,013
Computer Programs & Systems, Inc.	136	8,262
Covidien PLC	130	13,296
Cubist Pharmaceuticals, Inc.*	38	3,825
DexCom, Inc.*	230	12,662
Emergent Biosolutions, Inc.*	362	9,857
Ensign Group, Inc.	180	7,991
Exact Sciences Corp.*	392	10,756
Express Scripts Hldg. Co.*	147	12,446
Gilead Sciences, Inc.*	285	26,864
GW Pharmaceuticals PLC ADR*	47	3,181
Harvard Bioscience, Inc.*	1,010	5,727
Humana, Inc.	51	7,325
Insulet Corp.*	183	8,429
Isis Pharmaceuticals, Inc.*	123	7,594
Karyopharm Therapeutics, Inc.*	89	3,331
Kindred Healthcare, Inc.	168	3,054
Lannett Co., Inc.*	133	5,703
McKesson Corp.	63	13,078
Medicines Co.*	178	4,925
Medidata Solutions, Inc.*	108	5,157
Medtronic, Inc.	143	10,325
Merck & Co., Inc.	533	30,269
MWI Veterinary Supply, Inc.*	50	8,496
Mylan, Inc.*	518	29,200
Neogen Corp.*	108	5,356
Omeros Corp.*	336	8,326
Omnicell, Inc.*	234	7,750
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	934	7,322
Pacira Pharmaceuticals, Inc.*	67	5,940
PAREXEL International Corp.*	197	10,945
Pfizer, Inc.	1,240	38,626
Pharmacyclics, Inc.*	48	5,868
Puma Biotechnology, Inc.*	37	7,003
QLT, Inc.*	1,452	5,823
Rigel Pharmaceuticals, Inc.*	412	935
Sarepta Therapeutics, Inc.*	136	1,968
Sorrento Therapeutics, Inc.*	311	3,132
St. Jude Medical, Inc.	100	6,503
STAAR Surgical Co.*	509	4,637
Stryker Corp.	130	12,263
Supernus Pharmaceuticals, Inc.*	1,660	13,778
Synageva BioPharma Corp.*	53	4,918
Team Health Hldgs., Inc.*	108	6,213
TearLab Corp.*	552	1,463
UnitedHealth Group, Inc.	150	15,164
Universal American Corp.*	385	3,573
Vertex Pharmaceuticals, Inc.*	63	7,484
WellCare Health Plans, Inc.*	81	6,647
Wright Medical Group, Inc.*	441	11,850

		625,546

INDUSTRIALS (5.0%)
Alaska Air Group, Inc.	233	13,924

Allegiant Travel Co.	60	9,020
Applied Industrial Technologies, Inc.	122	5,562
Astronics Corp.*	258	14,270
AZZ, Inc.	501	23,507
Blount International, Inc.*	810	14,232
Boeing Co.	256	33,275
Corporate Executive Board Co.	116	8,413

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Cummins, Inc.	130	18,742
Delta Air Lines, Inc.	292	14,363
Deluxe Corp.	154	9,587
Encore Wire Corp.	276	10,303
EnPro Industries, Inc.*	293	18,389
Expeditors Int’l. of Wash.	239	10,662
FedEx Corp.	130	22,576
General Electric Co.	1,135	28,681
Healthcare Svcs. Group, Inc.	286	8,846
Matrix Service Co.*	113	2,522
Miller (Herman), Inc.	164	4,827
Miller Industries, Inc.	632	13,139
Mueller Industries, Inc.	782	26,697
Mueller Water Product, Inc. Cl A	852	8,724
Old Dominion Freight Line, Inc.*	227	17,624
Orbital Sciences Corp.*	474	12,746
Precision Castparts Corp.	102	24,570
Raven Industries, Inc.	346	8,650
Roper Industries, Inc.	258	40,338
Saia, Inc.*	248	13,729
Steelcase, Inc.	398	7,144
Sun Hydraulics Corp.	208	8,191
Teledyne Technologies, Inc.*	96	9,863
The Advisory Board Co.*	112	5,486
Trex Co., Inc.*	276	11,752
Tyco International PLC	228	10,000
Union Pacific Corp.	183	21,801
Uti Worldwide, Inc.*	1,388	16,753

		528,908

INFORMATION TECHNOLOGY (7.0%)
Analog Devices, Inc.	145	8,050
Anixter International, Inc.*	174	15,392
Apple, Inc.	916	101,108
Arista Networks, Inc.*	46	2,795
ARRIS Group, Inc.*	417	12,590
Aspen Technology, Inc.*	99	3,467
Automatic Data Processing, Inc.	156	13,006
Blackhawk Network Hldgs., Inc.*	132	5,122
Broadcom Corp. Cl A	182	7,886
CalAmp Corp.*	862	15,775
Cavium, Inc.*	188	11,622
Cisco Systems, Inc.	686	19,081
CommVault Systems, Inc.*	126	6,513
comScore, Inc.*	287	13,325
Electronics for Imaging, Inc.*	197	8,438
Emulex Corp.*	340	1,928
Envestnet, Inc.*	30	1,474
Euronet Worldwide, Inc.*	172	9,443
F5 Networks, Inc.*	45	5,871
Facebook, Inc. Cl A*	248	19,349
FEI Company	98	8,854
Google, Inc. Cl A*	35	18,573
Google, Inc. Cl C*	35	18,424
Guidewire Software, Inc.*	77	3,899

iGATE Corp.*	404	15,950
Imation Corp.*	672	2,547
Imperva, Inc.*	293	14,483
Informatica Corp.*	124	4,729
Intel Corp.	353	12,810
j2 Global, Inc.	48	2,976
KLA-Tencor Corp.	77	5,415

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

LogMeIn, Inc.*	383	18,897
Manhattan Associates, Inc.*	108	4,398
MasterCard, Inc. Cl A	192	16,543
MAXIMUS, Inc.	145	7,952
MaxLinear, Inc. Cl A*	817	6,054
Micron Technology, Inc.*	254	8,893
Microsemi Corp.*	165	4,683
Microsoft Corp.	790	36,696
MKS Instruments, Inc.	165	6,039
Monolithic Power Systems, Inc.	185	9,202
Nanometrics, Inc.*	171	2,876
NetApp, Inc.	47	1,948
Nova Measuring Instruments Ltd.*	339	3,522
Oracle Corp.	491	22,080
Plexus Corp.*	81	3,338
Proofpoint, Inc.*	386	18,617
PTC, Inc.*	174	6,377
Qlik Technologies, Inc.*	361	11,151
QUALCOMM, Inc.	281	20,887
Richardson Electronics Ltd.	1,452	14,520
Rogers Corp.*	199	16,206
Ruckus Wireless, Inc.*	272	3,269
Salesforce.com, inc.*	438	25,978
Semtech Corp.*	349	9,622
Synaptics, Inc.*	147	10,119
SYNNEX Corp.	127	9,926
Teradata Corp.*	144	6,290
Texas Instruments, Inc.	170	9,089
Ultimate Software Group, Inc.*	44	6,460
Verint Systems, Inc.*	81	4,721
WEX, Inc.*	52	5,144
Yahoo!, Inc.*	270	13,638

		736,030

MATERIALS (1.6%)
A. Schulman, Inc.	230	9,322
Ball Corp.	205	13,975
Boise Cascade Co.*	181	6,724
Calgon Carbon Corp.*	251	5,216
CF Industries Hldgs., Inc.	37	10,084
Crown Hldgs., Inc.*	75	3,818
Dow Chemical Co.	277	12,634
Eastman Chemical Co.	219	16,613
FMC Corp.	66	3,764
Freeport-McMoRan Copper & Gold, Inc.	282	6,588
Horsehead Hldg. Corp.*	635	10,052
Kaiser Aluminum Corp.	245	17,500
Kraton Performance Polymers, Inc.*	330	6,861
PolyOne Corp.	160	6,066
Resolute Forest Products, Inc.*	490	8,629
Schnitzer Steel Industries, Inc. Cl A	216	4,873
Silgan Hldgs., Inc.	204	10,934
TimkenSteel Corp.	81	2,999
U.S. Concrete, Inc.*	331	9,417

		166,069

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	660	22,169
Consolidated Comms. Hldgs., Inc.	458	12,746
FairPoint Communications, Inc.*	1	14
IDT Corp. Cl B	241	4,895
ORBCOMM, Inc.*	925	6,049
Shenandoah Telecommunications Co.	173	5,406
Verizon Communications, Inc.	283	13,239

		64,518

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

UTILITIES (1.3%)
Ameren Corp.	75	3,460
Avista Corp.	317	11,206
Black Hills Corp.	102	5,410
Dominion Resources, Inc.	236	18,148
Edison International	137	8,971
Idacorp, Inc.	225	14,893
Northwest Natural Gas Co.	129	6,437
NorthWestern Corp.	250	14,145
PNM Resources, Inc.	327	9,689
Portland General Electric Co.	248	9,382
PPL Corp.	151	5,486
Public Svc. Enterprise Group, Inc.	267	11,056
Sempra Energy	126	14,031

		132,314

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $3,042,251) 38.5%		4,044,977

TEMPORARY CASH INVESTMENTS (2) (Cost: $380,500) 3.6%		380,500

TOTAL INVESTMENTS (Cost: $7,849,442) 99.0%		10,412,951

OTHER NET ASSETS 1.0%		101,316

NET ASSETS 100.0%		$10,514,267

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
Amazon.com, Inc.*	659	204,521
AutoNation, Inc.*	130	7,853
AutoZone, Inc.*	57	35,289
Bed Bath & Beyond, Inc.*	324	24,679
Best Buy Co., Inc.	504	19,646
BorgWarner, Inc.	390	21,431
Cablevision Systems Corp. Cl A	382	7,884
CarMax, Inc.*	374	24,901
Carnival Corp.	780	35,357
CBS Corp. Cl B	833	46,098
Chipotle Mexican Grill, Inc.*	54	36,964
Coach, Inc.	481	18,066
Comcast Corp. Cl A	4,475	259,595
D.R. Horton, Inc.	570	14,415
Darden Restaurants, Inc.	232	13,602
Delphi Automotive PLC	511	37,160
DIRECTV*	872	75,602
Discovery Communications, Inc. Cl A*	262	9,026
Discovery Communications, Inc. Cl C*	482	16,253
Disney (Walt) Co.	2,711	255,349
Dollar General Corp.*	528	37,330
Dollar Tree, Inc.*	358	25,196
Expedia, Inc.	171	14,597
Family Dollar Stores, Inc.	168	13,307
Ford Motor Co.	6,675	103,463
Fossil Group, Inc.*	81	8,970
GameStop Corp. Cl A	191	6,456
Gannett Co., Inc.	392	12,517
Gap, Inc.	470	19,792
Garmin Ltd.	210	11,094
General Motors Co.	2,344	81,829
Genuine Parts Co.	264	28,134
Goodyear Tire & Rubber Co.	478	13,656
H&R Block, Inc.	478	16,099
Harley-Davidson, Inc.	376	24,782
Harman Int’l. Industries, Inc.	120	12,805
Hasbro, Inc.	197	10,833
Home Depot, Inc.	2,289	240,276
Interpublic Group of Cos., Inc.	729	15,141
Johnson Controls, Inc.	1,157	55,929
Kohl’s Corp.	355	21,669
L Brands, Inc.	428	37,043
Leggett & Platt, Inc.	241	10,269
Lennar Corp. Cl A	313	14,026
Lowe’s Cos., Inc.	1,691	116,341
Macy’s, Inc.	600	39,450
Marriott International, Inc. Cl A	370	28,871
Mattel, Inc.	589	18,227
McDonald’s Corp.	1,691	158,447
Michael Kors Hldgs. Ltd.*	358	26,886
Mohawk Industries, Inc.*	107	16,624
Netflix, Inc.*	104	35,527
Newell Rubbermaid, Inc.	469	17,864
News Corp. Cl A*	856	13,431
NIKE, Inc. Cl B	1,213	116,630
Nordstrom, Inc.	245	19,451
O’Reilly Automotive, Inc.*	177	34,094
Omnicom Group, Inc.	432	33,467
PetSmart, Inc.	172	13,983
Priceline Group Inc.*	91	103,759
Pulte Homes, Inc.	578	12,404

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

PVH Corp.	145	18,585
Ralph Lauren Corp.	106	19,627
Ross Stores, Inc.	365	34,405
Royal Caribbean Cruises Ltd.*	289	23,822
Scripps Networks Interactive, Inc. Cl A	179	13,473
Staples, Inc.	1,126	20,403
Starbucks Corp.	1,301	106,747
Starwood Hotels & Resorts	309	25,051
Target Corp.	1,107	84,032
Tiffany & Co.	196	20,945
Time Warner Cable, Inc.	487	74,053
Time Warner, Inc.	1,458	124,542
TJX Cos., Inc.	1,197	82,090
Tractor Supply Co.	239	18,838
TripAdvisor, Inc.*	193	14,409
Twenty-First Century Fox, Inc. Cl A	3,221	123,703
Under Armour, Inc. Cl A*	290	19,691
Urban Outfitters, Inc.*	179	6,288
V.F. Corp.	601	45,015
Viacom, Inc. Cl B	642	48,311
Whirlpool Corp.	135	26,155
Wyndham Worldwide Corp.	215	18,438
Wynn Resorts Ltd.	140	20,826
Yum! Brands, Inc.	761	55,439

		3,849,248

CONSUMER STAPLES (9.2%)
Altria Group, Inc.	3,434	169,193
Archer-Daniels-Midland Co.	1,118	58,136
Avon Products, Inc.	775	7,277
Brown-Forman Corp. Cl B	274	24,068
Campbell Soup Co.	309	13,596
Clorox Co.	226	23,551
Coca-Cola Co.	6,849	289,165
Coca-Cola Enterprises, Inc.	383	16,936
Colgate-Palmolive Co.	1,488	102,955
ConAgra Foods, Inc.	732	26,557
Constellation Brands, Inc. Cl A*	294	28,862
Costco Wholesale Corp.	760	107,730
CVS Health Corp.	1,989	191,561
Dr. Pepper Snapple Group, Inc.	341	24,443
Estee Lauder Cos., Inc. Cl A	388	29,566
General Mills, Inc.	1,051	56,050
Hershey Co.	255	26,502
Hormel Foods Corp.	232	12,087
J.M. Smucker Co.	177	17,873
Kellogg Co.	436	28,532
Keurig Green Mountain, Inc.	212	28,068
Kimberly-Clark Corp.	649	74,985
Kraft Foods Group, Inc.	1,024	64,164
Kroger Co.	849	54,514
Lorillard, Inc.	627	39,463
McCormick & Co., Inc.	225	16,718
Mead Johnson Nutrition Co.	351	35,290
Molson Coors Brewing Co. Cl B	280	20,866
Mondelez International, Inc. Cl A	2,918	105,996
Monster Beverage Corp.*	251	27,196
PepsiCo, Inc.	2,601	245,951
Philip Morris Int’l., Inc.	2,700	219,915
Proctor & Gamble Co.	4,694	427,576
Reynolds American, Inc.	536	34,449
Safeway, Inc.	400	14,048
Sysco Corp.	1,020	40,484
Tyson Foods, Inc. Cl A	507	20,326
Wal-Mart Stores, Inc.	2,744	235,655
Walgreens Boots Alliance, Inc.	1,512	115,214
Whole Foods Market, Inc.	622	31,361

		3,106,879

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

ENERGY (7.9%)
Anadarko Petroleum Corp.	878	72,435
Apache Corp.	654	40,986
Baker Hughes, Inc.	751	42,109
Cabot Oil & Gas Corp.	718	21,260
California Resources Corp.*	0	2
Cameron International Corp.*	340	16,983
Chesapeake Energy Corp.	902	17,652
Chevron Corp.	3,284	368,399
Cimarex Energy Co.	151	16,006
ConocoPhillips	2,134	147,374
CONSOL Energy, Inc.	400	13,524
Denbury Resources, Inc.	587	4,772
Devon Energy Corp.	670	41,011
Diamond Offshore Drilling, Inc.	115	4,222
Ensco PLC Cl A	407	12,190
EOG Resources, Inc.	949	87,374
EQT Corp.	264	19,985
Exxon Mobil Corp.	7,356	680,057
FMC Technologies, Inc.*	406	19,017
Halliburton Co.	1,472	57,894
Helmerich & Payne, Inc.	188	12,675
Hess Corp.	441	32,555
Kinder Morgan, Inc.	2,951	124,857
Marathon Oil Corp.	1,173	33,184
Marathon Petroleum Corp.	486	43,866
Murphy Oil Corp.	286	14,449
Nabors Industries Ltd.	485	6,295
National Oilwell Varco, Inc.	747	48,951
Newfield Exploration Co.*	235	6,373
Noble Corp. PLC	437	7,241
Noble Energy, Inc.	626	29,691
Occidental Petroleum Corp.	1,345	108,420
ONEOK, Inc.	362	18,024
Phillips 66	961	68,904
Pioneer Natural Resources Co.	259	38,552
QEP Resources, Inc.	289	5,844
Range Resources Corp.	294	15,714
Schlumberger Ltd.	2,235	190,891
Southwestern Energy Co.*	620	16,920
Spectra Energy Corp.	1,166	42,326
Tesoro Corp.	218	16,208
Transocean Ltd.	591	10,833
Valero Energy Corp.	905	44,798
Williams Cos., Inc.	1,168	52,490

		2,673,313

FINANCIALS (16.2%)
ACE Ltd.	577	66,286
Affiliated Managers Group, Inc.*	97	20,587
Aflac, Inc.	782	47,772
Allstate Corp.	729	51,212
American Express Co.	1,546	143,840
American Int’l. Group, Inc.	2,431	136,160
American Tower Corp.	688	68,009
Ameriprise Financial, Inc.	323	42,717
Aon PLC	496	47,036
Apartment Investment & Management Co. Cl A	249	9,250
Assurant, Inc.	121	8,280
AvalonBay Communities, Inc.	230	37,580
Bank of America Corp.	18,270	326,843
Bank of New York Mellon Corp.	1,959	79,477
BB&T Corp.	1,256	48,846
Berkshire Hathaway, Inc. Cl B*	3,169	475,825
BlackRock, Inc.	220	78,663
Boston Properties, Inc.	267	34,360

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Capital One Financial Corp.	967	79,826
CBRE Group, Inc.*	486	16,646
Charles Schwab Corp.	2,004	60,501
Chubb Corp.	409	42,319
Cincinnati Financial Corp.	254	13,165
Citigroup, Inc.	5,264	284,835
CME Group, Inc.	552	48,935
Comerica, Inc.	314	14,708
Crown Castle Int’l. Corp.	577	45,410
Discover Financial Svcs.	786	51,475
E*Trade Financial Corp.*	504	12,225
Equity Residential	628	45,116
Essex Property Trust, Inc.	111	22,933
Fifth Third Bancorp	1,435	29,238
Franklin Resources, Inc.	677	37,485
General Growth Pptys., Inc.	1,094	30,774
Genworth Financial, Inc.*	856	7,276
Goldman Sachs Group, Inc.	703	136,262
Hartford Financial Svcs. Group, Inc.	750	31,268
HCP, Inc.	796	35,048
Health Care REIT, Inc.	572	43,283
Host Hotels & Resorts, Inc.	1,318	31,329
Hudson City Bancorp, Inc.	828	8,379
Huntington Bancshares, Inc.	1,428	15,023
Intercontinental Exchange, Inc.	196	42,981
Invesco Ltd.	752	29,719
Iron Mountain, Inc.	328	12,680
iShares Core S&P 500 ETF	1,166	241,245
JPMorgan Chase & Co.	6,494	406,395
KeyCorp	1,494	20,767
Kimco Realty Corp.	712	17,900
Legg Mason, Inc.	176	9,393
Leucadia National Corp.	542	12,152
Lincoln National Corp.	451	26,009
Loews Corp.	515	21,640
M&T Bank Corp.	229	28,767
Marsh & McLennan Cos., Inc.	937	53,634
McGraw-Hill Financial, Inc.	472	41,999
MetLife, Inc.	1,974	106,774
Moody’s Corp.	319	30,563
Morgan Stanley	2,652	102,898
Nasdaq OMX Group, Inc.	204	9,784
Navient Corp.	712	15,386
Northern Trust Corp.	384	25,882
People’s United Financial, Inc.	532	8,076
Plum Creek Timber Co., Inc.	305	13,051
PNC Financial Svcs. Grp., Inc.	915	83,475
Principal Financial Grp., Inc.	475	24,672
Progressive Corp.	928	25,047
ProLogis, Inc.	869	37,393
Prudential Financial, Inc.	796	72,006
Public Storage	252	46,582
Regions Financial Corp.	2,393	25,270
Simon Property Group, Inc.	540	98,339
State Street Corp.	727	57,070
SunTrust Banks, Inc.	904	37,878
T. Rowe Price Group, Inc.	452	38,809
The Macerich Co.	247	20,602
Torchmark Corp.	223	12,080
Travelers Cos., Inc.	578	61,181
U.S. Bancorp	3,109	139,750
Unum Group	432	15,068
Ventas, Inc.	513	36,782
Vornado Realty Trust	304	35,784
Wells Fargo & Co.	8,202	449,634
Weyerhaeuser Co.	910	32,660

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

XL Group PLC	447	15,363
Zions Bancorporation	352	10,036

		5,519,378

HEALTH CARE (13.3%)
Abbott Laboratories	2,615	117,727
AbbVie, Inc.	2,768	181,138
Actavis PLC*	460	118,409
Aetna, Inc.	611	54,275
Agilent Technologies, Inc.	579	23,704
Alexion Pharmaceuticals, Inc.*	344	63,650
Allergan, Inc.	517	109,909
AmerisourceBergen Corp.	362	32,638
Amgen, Inc.	1,321	210,422
Anthem, Inc.	470	59,065
Bard (C.R.), Inc.	130	21,661
Baxter International, Inc.	940	68,893
Becton, Dickinson & Co.	335	46,619
Biogen Idec, Inc.*	410	139,175
Boston Scientific Corp.*	2,304	30,528
Bristol-Myers Squibb Co.	2,878	169,888
Cardinal Health, Inc.	572	46,178
CareFusion Corp.*	354	21,006
Celgene Corp.*	1,387	155,150
Cerner Corp.*	527	34,076
CIGNA Corp.	455	46,824
Covidien PLC	787	80,494
DaVita HealthCare Partners, Inc.*	299	22,646
DENTSPLY International, Inc.	247	13,158
Edwards Lifesciences Corp.*	184	23,438
Express Scripts Hldg. Co.*	1,275	107,954
Gilead Sciences, Inc.*	2,620	246,961
Hospira, Inc.*	294	18,008
Humana, Inc.	268	38,493
Intuitive Surgical, Inc.*	62	32,794
Johnson & Johnson	4,863	508,524
Laboratory Corp. of America Hldgs.*	147	15,861
Lilly (Eli) & Co.	1,703	117,490
Mallinckrodt PLC*	202	20,004
McKesson Corp.	403	83,655
Medtronic, Inc.	1,711	123,534
Merck & Co., Inc.	4,952	281,224
Mylan, Inc.*	646	36,415
Patterson Cos., Inc.	150	7,215
PerkinElmer, Inc.	196	8,571
Perrigo Co. PLC	244	40,787
Pfizer, Inc.	10,947	340,999
Quest Diagnostics, Inc.	251	16,832
Regeneron Pharmaceuticals, Inc.*	128	52,512
St. Jude Medical, Inc.	496	32,255
Stryker Corp.	520	49,052
Tenet Healthcare Corp.*	171	8,665
Thermo Fisher Scientific, Inc.	694	86,951
UnitedHealth Group, Inc.	1,670	168,820
Universal Health Svcs., Inc. Cl B	159	17,690
Varian Medical Systems, Inc.*	175	15,139
Vertex Pharmaceuticals, Inc.*	417	49,540
Waters Corp.*	145	16,344
Zimmer Hldgs., Inc.	296	33,572
Zoetis, Inc.	871	37,479

		4,504,011

INDUSTRIALS (9.7%)
3M Co.	1,114	183,052
Allegion PLC	167	9,262
AMETEK, Inc.	423	22,262
Boeing Co.	1,151	149,607
Caterpillar, Inc.	1,052	96,290

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Cintas Corp.	168	13,178
CSX Corp.	1,730	62,678
Cummins, Inc.	297	42,818
Danaher Corp.	1,063	91,110
Deere & Co.	621	54,940
Delta Air Lines, Inc.	1,449	71,276
Dover Corp.	287	20,584
Dun & Bradstreet Corp.	63	7,620
Eaton Corp. PLC	824	55,999
Emerson Electric Co.	1,205	74,385
Equifax, Inc.	208	16,821
Expeditors Int’l. of Wash.	332	14,811
Fastenal Co.	469	22,306
FedEx Corp.	459	79,710
Flowserve Corp.	235	14,060
Fluor Corp.	272	16,491
General Dynamics Corp.	548	75,416
General Electric Co.	17,446	440,860
Grainger (W.W.), Inc.	105	26,763
Honeywell International, Inc.	1,359	135,791
Illinois Tool Works, Inc.	625	59,188
Ingersoll-Rand PLC	459	29,096
Jacobs Engineering Group, Inc.*	226	10,100
Joy Global, Inc.	169	7,862
Kansas City Southern	190	23,186
L-3 Communications Hldgs., Inc.	149	18,805
Lockheed Martin Corp.	466	89,738
Masco Corp.	623	15,700
Nielsen Holdings	564	25,228
Norfolk Southern Corp.	538	58,970
Northrop Grumman Corp.	350	51,587
PACCAR, Inc.	617	41,962
Pall Corp.	185	18,724
Parker Hannifin Corp.	257	33,140
Pentair PLC	323	21,454
Pitney Bowes, Inc.	349	8,505
Precision Castparts Corp.	249	59,979
Quanta Services, Inc.*	372	10,561
Raytheon Co.	535	57,871
Republic Services, Inc.	445	17,911
Robert Half Int’l., Inc.	239	13,953
Robinson (C.H.) Worldwide, Inc.	251	18,797
Rockwell Automation, Inc.	236	26,243
Rockwell Collins, Inc.	233	19,684
Roper Industries, Inc.	174	27,205
Ryder System, Inc.	91	8,449
Snap-on, Inc.	101	13,811
Southwest Airlines Co.	1,180	49,938
Stanley Black & Decker, Inc.	272	26,134
Stericycle, Inc.*	149	19,531
Textron, Inc.	473	19,918
The ADT Corp.	303	10,978
Tyco International PLC	727	31,886
Union Pacific Corp.	1,544	183,937
United Parcel Service, Inc. Cl B	1,210	134,516
United Rentals, Inc.*	173	17,648
United Technologies Corp.	1,473	169,395
Waste Management, Inc.	740	37,977
Xylem, Inc.	315	11,992

		3,299,649

INFORMATION TECHNOLOGY (18.4%)
Accenture Ltd. Cl A	1,090	97,348
Adobe Systems, Inc.*	827	60,123
Akamai Technologies, Inc.*	308	19,392
Alliance Data Systems Corp.*	112	32,038
Altera Corp.	530	19,578

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Amphenol Corp. Cl A	537	28,896
Analog Devices, Inc.	545	30,258
Apple, Inc.	10,189	1,124,657
Applied Materials, Inc.	2,117	52,756
Autodesk, Inc.*	393	23,604
Automatic Data Processing, Inc.	838	69,864
Avago Technologies Ltd.	440	44,260
Broadcom Corp. Cl A	931	40,340
CA, Inc.	555	16,900
Cisco Systems, Inc.	8,881	247,025
Citrix Systems, Inc.*	279	17,800
Cognizant Technology Solutions*	1,057	55,662
Computer Sciences Corp.	244	15,384
Corning, Inc.	2,226	51,042
eBay, Inc.*	1,965	110,276
Electronic Arts, Inc.*	536	25,200
EMC Corp.	3,535	105,131
F5 Networks, Inc.*	129	16,830
Facebook, Inc. Cl A*	3,632	283,369
Fidelity Nat’l. Information Svcs., Inc.	495	30,789
First Solar, Inc.*	134	5,976
Fiserv, Inc.*	424	30,091
FLIR Systems, Inc.	248	8,013
Google, Inc. Cl A*	496	263,207
Google, Inc. Cl C*	495	260,568
Harris Corp.	180	12,928
Hewlett-Packard Co.	3,242	130,101
Int’l. Business Machines Corp.	1,598	256,383
Intel Corp.	8,400	304,836
Intuit, Inc.	494	45,542
Juniper Networks, Inc.	657	14,664
KLA-Tencor Corp.	288	20,252
Lam Research Corp.	277	21,977
Level 3 Communications, Inc.*	485	23,949
Linear Technology Corp.	416	18,970
MasterCard, Inc. Cl A	1,705	146,903
Microchip Technology, Inc.	352	15,879
Micron Technology, Inc.*	1,864	65,259
Microsoft Corp.	14,320	665,159
Motorola Solutions, Inc.	371	24,887
NetApp, Inc.	538	22,300
NVIDIA Corp.	892	17,885
Oracle Corp.	5,619	252,686
Paychex, Inc.	568	26,225
QUALCOMM, Inc.	2,889	214,739
Red Hat, Inc.*	326	22,540
Salesforce.com, inc.*	1,016	60,259
SanDisk Corp.	383	37,526
Seagate Technology PLC	568	37,772
Symantec Corp.	1,198	30,735
TE Connectivity Ltd.	710	44,908
Teradata Corp.*	259	11,313
Texas Instruments, Inc.	1,836	98,162
Total System Services, Inc.	287	9,747
VeriSign, Inc.*	187	10,659
Visa, Inc. Cl A	849	222,608
Western Digital Corp.	379	41,955
Western Union Co.	902	16,155
Xerox Corp.	1,864	25,835
Xilinx, Inc.	460	19,913
Yahoo!, Inc.*	1,533	77,432

		6,255,420

MATERIALS (3.0%)
Air Products & Chemicals, Inc.	334	48,173
Airgas, Inc.	116	13,361
Alcoa, Inc.	2,030	32,054

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Allegheny Technologies, Inc.	184	6,398
Avery Dennison Corp.	155	8,041
Ball Corp.	237	16,156
CF Industries Hldgs., Inc.	86	23,438
Dow Chemical Co.	1,928	87,936
Du Pont (E.I.) de Nemours & Co.	1,573	116,308
Eastman Chemical Co.	259	19,648
Ecolab, Inc.	469	49,020
FMC Corp.	230	13,117
Freeport-McMoRan Copper & Gold, Inc.	1,799	42,025
Int’l. Flavors & Fragrances, Inc.	140	14,190
International Paper Co.	736	39,435
LyondellBasell Inds. N.V. Cl A	721	57,240
Martin Marietta Materials, Inc.	106	11,694
MeadWestvaco Corp.	290	12,873
Monsanto Co.	840	100,355
Newmont Mining Corp.	853	16,122
Nucor Corp.	555	27,223
Owens-Illinois, Inc.*	288	7,773
PPG Industries, Inc.	239	55,245
Praxair, Inc.	507	65,687
Sealed Air Corp.	367	15,572
Sherwin-Williams Co.	142	37,352
Sigma-Aldrich Corp.	207	28,415
The Mosaic Co.	543	24,788
Vulcan Materials Co.	227	14,921

		1,004,560

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	9,010	302,646
CenturyLink, Inc.	991	39,224
Frontier Communications Corp.	1,725	11,506
Verizon Communications, Inc.	7,210	337,284
Windstream Hldgs., Inc.	1,048	8,636

		699,296

UTILITIES (3.0%)
AES Corp.	1,139	15,684
AGL Resources, Inc.	207	11,284
Ameren Corp.	422	19,467
American Electric Power Co., Inc.	850	51,612
CenterPoint Energy, Inc.	745	17,455
CMS Energy Corp.	479	16,645
Consolidated Edison, Inc.	510	33,665
Dominion Resources, Inc.	1,016	78,130
DTE Energy Co.	307	26,516
Duke Energy Corp.	1,229	102,671
Edison International	567	37,127
Entergy Corp.	314	27,469
Exelon Corp.	1,494	55,398
FirstEnergy Corp.	731	28,502
Integrys Energy Group, Inc.	140	10,899
NextEra Energy, Inc.	760	80,780
NiSource, Inc.	550	23,331
Northeast Utilities	554	29,650
NRG Energy, Inc.	595	16,035
Pepco Hldgs., Inc.	445	11,984
PG&E Corp.	826	43,976
Pinnacle West Capital Corp.	193	13,184
PPL Corp.	1,158	42,070
Public Svc. Enterprise Group, Inc.	882	36,524
SCANA Corp.	250	15,100
Sempra Energy	402	44,767
Southern Co.	1,560	76,612
TECO Energy, Inc.	416	8,524
Wisconsin Energy Corp.	391	20,621
Xcel Energy, Inc.	879	31,574

		1,027,256

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $25,279,467) 94.1%		31,939,010

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.3%)
U.S. Treasury Bill (1)	A-1+	0.01	03/05/15	300,000	299,992
U.S. Treasury Bill (1)	A-1+	0.09	07/23/15	1,500,000	1,499,239

					1,799,231

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,799,231) 5.3%					1,799,231

TEMPORARY CASH INVESTMENTS (2) (Cost: $182,400) 0.5%					182,400

TOTAL INVESTMENTS (Cost: $27,261,098) 99.9%					33,920,641

OTHER NET ASSETS 0.1%					29,304

NET ASSETS 100.0%					$33,949,945

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.0%)
Aaron’s, Inc.	844	25,801
Abercrombie & Fitch Co. Cl A	932	26,692
Advance Auto Parts, Inc.	956	152,272
AMC Networks, Inc. Cl A*	773	49,294
American Eagle Outfitters, Inc.	2,291	31,799
ANN, Inc.*	599	21,852
Apollo Education Group, Inc.*	1,265	43,149
Ascena Retail Group, Inc.*	1,724	21,653
Big Lots, Inc.	700	28,014
Brinker International, Inc.	832	48,830
Brunswick Corp.	1,216	62,332
Cabela’s, Inc.*	623	32,838
Carter’s, Inc.	694	60,593
Cheesecake Factory, Inc.	603	30,337
Chico’s FAS, Inc.	2,002	32,452
Cinemark Hldgs., Inc.	1,362	48,460
CST Brands, Inc.	1,015	44,264
Deckers Outdoor Corp.*	454	41,332
Devry Education Group Inc.	752	35,697
Dick’s Sporting Goods, Inc.	1,285	63,800
Domino’s Pizza, Inc.	719	67,708
DreamWorks Animation SKG Cl A*	949	21,191
Foot Locker, Inc.	1,860	104,495
Gentex Corp.	1,916	69,225
Graham Hldgs. Co. Cl B	57	49,231
Guess?, Inc.	839	17,686
Hanesbrands, Inc.	1,308	145,999
HSN, Inc.	424	32,224
International Game Technology	3,229	55,700
International Speedway Corp. Cl A	365	11,552
Jarden Corp.*	2,342	112,135
Kate Spade & Co.*	1,664	53,265
KB Home	1,188	19,661
Life Time Fitness, Inc.*	471	26,668
Live Nation Entertainment, Inc.*	1,890	49,348
LKQ Corp.*	3,966	111,524
MDC Hldgs., Inc.	511	13,526
Meredith Corp.	478	25,965
Murphy USA, Inc.*	562	38,699
New York Times Co. Cl A	1,712	22,633
NVR, Inc.*	51	65,042
Office Depot, Inc.*	6,345	54,408
Panera Bread Co. Cl A*	336	58,733
Penney (J.C.) Co., Inc.*	3,990	25,855
Polaris Industries, Inc.	800	120,992
Rent-A-Center, Inc.	692	25,133
Service Corp. International	2,718	61,699
Signet Jewelers Ltd.	1,050	138,149
Sotheby’s	801	34,587

Tempur Sealy Int’l., Inc.*	798	43,818
The Wendy’s Co.	3,586	32,382
Thor Industries, Inc.	608	33,969
Time, Inc.	1,426	35,094
Toll Brothers, Inc.*	2,119	72,618
Tupperware Brands Corp.	660	41,580
Wiley (John) & Sons, Inc. Cl A	614	36,373
Williams-Sonoma, Inc.	1,121	84,837

		2,915,165

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

CONSUMER STAPLES (3.2%)
Church & Dwight Co., Inc.	1,751	137,996
Dean Foods Co.	1,228	23,799
Energizer Hldgs., Inc.	812	104,391
Flowers Foods, Inc.	2,418	46,401
Hain Celestial Group, Inc.*	1,322	77,059
Ingredion, Inc.	940	79,750
Lancaster Colony Corp.	254	23,785
Post Hldgs., Inc.*	588	24,631
SUPERVALU, Inc.*	2,699	26,180
Tootsie Roll Industries, Inc.	262	8,030
TreeHouse Foods, Inc.*	554	47,384
United Natural Foods, Inc.*	653	50,493
WhiteWave Foods Co. Cl A*	2,282	79,847

		729,746

ENERGY (3.8%)
Atwood Oceanics, Inc.	783	22,214
California Resources Corp.*	3,981	21,935
CARBO Ceramics, Inc.	257	10,293
Dresser-Rand Group, Inc.*	1,003	82,045
Dril-Quip, Inc.*	516	39,593
Energen Corp.	958	61,082
Gulfport Energy Corp.*	1,119	46,707
Helix Energy Solutions Group*	1,285	27,885
HollyFrontier Corp.	2,561	95,986
Oceaneering Int’l., Inc.	1,375	80,864
Oil States International, Inc.*	695	33,986
Patterson-UTI Energy, Inc.	1,916	31,786
Peabody Energy Corp.	3,527	27,299
Rosetta Resources, Inc.*	804	17,937
Rowan Companies PLC Cl A	1,629	37,988
SM Energy Co.	882	34,028
Superior Energy Services, Inc.	1,992	40,139
Tidewater, Inc.	650	21,067
Unit Corp.*	603	20,562
Western Refining, Inc.	955	36,080
World Fuel Services Corp.	941	44,161
WPX Energy, Inc.*	2,662	30,959

		864,596

FINANCIALS (23.1%)
Alexander & Baldwin, Inc.	594	23,320
Alexandria Real Estate Equities, Inc.	942	83,593
Alleghany Corp.*	211	97,799
American Campus Communities, Inc.	1,375	56,870
American Financial Group, Inc.	966	58,656
Aspen Insurance Hldgs. Ltd.	815	35,673
Associated Banc-Corp.	1,970	36,287
Astoria Financial Corp.	1,149	15,351
BancorpSouth, Inc.	1,120	25,211
Bank of Hawaii Corp.	575	34,103
Berkley (W.R.) Corp.	1,330	68,176
BioMed Realty Trust, Inc.	2,580	55,573
Brown & Brown, Inc.	1,543	50,780
Camden Property Trust	1,129	83,365
Cathay General Bancorp	971	24,848
CBOE Holdings, Inc.	1,105	70,079
City National Corp.	628	50,749
Commerce Bancshares, Inc.	1,083	47,104
Corporate Office Pptys. Trust	1,210	34,328

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Corrections Corp. of America	1,525	55,419
Cullen/Frost Bankers, Inc.	719	50,790
Duke Realty Corp.	4,473	90,355
East West Bancorp, Inc.	1,879	72,736
Eaton Vance Corp.	1,547	63,319
Equity One, Inc.	1,005	25,487
Everest Re Group Ltd.	593	100,988
Extra Space Storage, Inc.	1,441	84,500
Federal Realty Investment Trust	892	119,046
Federated Investors, Inc. Cl B	1,248	41,097
First American Financial Corp.	1,410	47,799
First Horizon National Corp.	3,078	41,799
First Niagara Financial Group, Inc.	4,632	39,048
FirstMerit Corp.	2,158	40,765
Fulton Financial Corp.	2,416	29,862
Gallagher (Arthur J.) & Co.	2,112	99,433
Hancock Hldg. Co.	1,067	32,757
Hanover Insurance Group, Inc.	578	41,223
HCC Insurance Hldgs., Inc.	1,267	67,810
Highwoods Properties, Inc.	1,196	52,959
Home Properties, Inc.	750	49,200
Hospitality Properties Trust	1,961	60,791
International Bancshares Corp.	763	20,250
iShares Core S&P Mid-Cap ETF	1,349	195,334
Janus Capital Group, Inc.	1,923	31,018
Jones Lang LaSalle, Inc.	586	87,859
Kemper Corp.	655	23,652
Kilroy Realty Corp.	1,097	75,770
Lamar Advertising Co. Cl A	1,050	56,322
LaSalle Hotel Propertie	1,460	59,086
Liberty Property Trust	1,945	73,190
Mack-Cali Realty Corp.	1,096	20,890
Mercury General Corp.	475	26,918
Mid-America Apt. Communities, Inc.	985	73,560
MSCI, Inc. Cl A	1,470	69,737
National Retail Pptys., Inc.	1,726	67,953
New York Community Bancorp, Inc.	5,794	92,704
Old Republic Int’l. Corp.	3,175	46,450
Omega Healthcare Investors, Inc.	1,667	65,130
PacWest Bancorp	1,268	57,643
Potlatch Corp.	532	22,275
Primerica, Inc.	696	37,765
Prosperity Bancshares, Inc.	785	43,458
Protective Life Corp.	1,034	72,018
Raymond James Financial, Inc.	1,649	94,471
Rayonier, Inc.	1,658	46,325
Realty Income Corp.	2,914	139,027
Regency Centers Corp.	1,221	77,875
Reinsurance Grp. of America, Inc.	900	78,858
RenaissanceRe Hldgs. Ltd.	506	49,209
SEI Investments Co.	1,708	68,388
Senior Housing Pptys. Trust	2,668	58,989
Signature Bank*	658	82,882
SL Green Realty Corp	1,264	150,441
SLM Corp.	5,539	56,442
StanCorp Financial Group, Inc.	551	38,493
SVB Financial Group*	664	77,070
Synovus Financial Corp.	1,787	48,410
Tanger Factory Outlet Centers, Inc.	1,256	46,422
Taubman Centers, Inc.	828	63,276
TCF Financial Corp.	2,200	34,958

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Trustmark Corp.	883	21,669
UDR, Inc.	3,329	102,600
Umpqua Hldgs. Corp.	2,834	48,206
Valley National Bancorp	2,878	27,945
Waddell & Reed Financial, Inc. Cl A	1,094	54,503
Washington Federal, Inc.	1,284	28,441
Washington Prime Group, Inc.	2,030	34,957
Webster Financial Corp.	1,182	38,450
Weingarten Realty Investors	1,475	51,507

		5,197,844

HEALTH CARE (9.7%)
Align Technology, Inc.*	945	52,835
Allscripts Healthcare Solutions, Inc.*	2,217	28,311
Bio-Rad Laboratories, Inc. Cl A*	269	32,431
Bio-Techne Corp.	485	44,814
Centene Corporation*	768	79,757
Charles River Laboratories Int’l., Inc.*	614	39,075
Community Health Systems, Inc.*	1,516	81,743
Cooper Companies, Inc.	631	102,279
Covance, Inc.*	740	76,842
Cubist Pharmaceuticals, Inc.*	998	100,449
Endo International PLC*	2,011	145,033
Halyard Health, Inc.*	609	27,691
Health Net, Inc.*	1,016	54,386
Hill-Rom Hldgs., Inc.	752	34,306
HMS Hldgs. Corp.*	1,156	24,438
Hologic, Inc.*	3,173	84,846
IDEXX Laboratories, Inc.*	624	92,520
LifePoint Hospitals, Inc.*	592	42,571
MEDNAX, Inc.*	1,314	86,869
Mettler-Toledo Int’l., Inc.*	373	112,818
Omnicare, Inc.	1,281	93,423
Owens & Minor, Inc.	825	28,966
ResMed, Inc.	1,829	102,534
Salix Pharmaceuticals Ltd.*	835	95,975
Schein (Henry), Inc.*	1,102	150,037
Sirona Dental Systems, Inc.*	722	63,081
STERIS Corp.	775	50,259
Teleflex, Inc.	543	62,347
Thoratec Corp.*	719	23,339
United Therapeutics Corp.*	621	80,413
VCA Inc.*	1,101	53,696
WellCare Health Plans, Inc.*	574	47,102

		2,195,186

INDUSTRIALS (14.3%)
Acuity Brands, Inc.	568	79,560
AECOM Technology Corp.*	2,015	61,196
AGCO Corp.	1,095	49,494
Alaska Air Group, Inc.	1,722	102,907
Alliant TechSystems, Inc.	418	48,593
B/E Aerospace, Inc.*	1,378	79,952
Carlisle Cos., Inc.	840	75,802
CLARCOR, Inc.	657	43,782
Clean Harbors, Inc.*	714	34,308
Con-way, Inc.	759	37,328
Copart, Inc.*	1,489	54,334
Corporate Executive Board Co.	441	31,986
Crane Co.	648	38,038
Deluxe Corp.	651	40,525
Donaldson Co., Inc.	1,671	64,551
Donnelley (R.R.) & Sons Co.	2,614	43,928

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Esterline Technologies Corp.*	418	45,846
Exelis, Inc.	2,444	42,843
Fortune Brands Home & Security, Inc.	2,064	93,437
FTI Consulting, Inc.*	540	20,860
GATX Corp.	578	33,258
Genesee & Wyoming, Inc. Cl A*	670	60,246
Graco, Inc.	778	62,380
Granite Construction, Inc.	471	17,907
Harsco Corp.	1,053	19,891
HNI Corp.	582	29,717
Hubbell, Inc. Cl B	710	75,849
Hunt (J.B.) Transport Svcs., Inc.	1,212	102,111
Huntington Ingalls Industries, Inc.	631	70,962
IDEX Corp.	1,039	80,876
ITT Corp.	1,199	48,512
JetBlue Airways Corp*	3,208	50,879
KBR, Inc.	1,899	32,188
Kennametal, Inc.	1,035	37,043
Kirby Corp.*	746	60,232
KLX, Inc.*	691	28,483
Landstar System, Inc.	585	42,430
Lennox International, Inc.	578	54,950
Lincoln Electric Hldgs., Inc.	1,018	70,334
Manpowergroup, Inc.	1,034	70,488
Miller (Herman), Inc.	783	23,044
MSA Safety, Inc.	411	21,820
MSC Industrial Direct Co., Inc. Cl A	661	53,706
Nordson Corp.	768	59,873
NOW, Inc.*	1,401	36,048
Old Dominion Freight Line, Inc.*	891	69,177
Oshkosh Corp.	1,044	50,791
Regal-Beloit Corp.	584	43,917
Rollins, Inc.	838	27,738
Smith (A.O.) Corp.	985	55,564
SPX Corp.	537	46,139
Terex Corp.	1,418	39,534
Timken Co.	976	41,656
Towers Watson & Co. Cl A	916	103,664
Trinity Industries, Inc.	2,037	57,056
Triumph Group, Inc.	665	44,701
Valmont Industries, Inc.	323	41,021
Wabtec Corp.	1,263	109,742
Waste Connections, Inc.	1,625	71,484
Watsco, Inc.	358	38,306
Werner Enterprises, Inc.	584	18,192
Woodward, Inc.	764	37,612

		3,228,791

INFORMATION TECHNOLOGY (16.8%)
3D Systems Corp.*	1,369	44,999
ACI Worldwide, Inc.*	1,504	30,336
Acxiom Corp.*	1,008	20,432
Advanced Micro Devices, Inc.*	8,284	22,118
Advent Software, Inc.	582	17,832
ANSYS, Inc.*	1,202	98,564

AOL, Inc.*	1,019	47,047
ARRIS Group, Inc.*	1,725	52,078
Arrow Electronics, Inc.*	1,268	73,405
Atmel Corp.*	5,460	45,837
Avnet, Inc.	1,794	77,178
Belden, Inc.	561	44,212
Broadridge Financial Solutions, Inc.	1,571	72,549

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Cadence Design Systems, Inc.*	3,832	72,693
CDK Global, Inc.	2,103	85,718
Ciena Corp.*	1,395	27,077
Cognex Corp*	1,140	47,116
CommVault Systems, Inc.*	564	29,153
Convergys Corp.	1,314	26,766
CoreLogic, Inc.*	1,175	37,118
Cree, Inc.*	1,564	50,392
Cypress Semiconductor Corp.	1,941	27,717
Diebold, Inc.	845	29,271
DST Systems, Inc.	383	36,059
Equinix, Inc.	710	160,978
FactSet Research Systems, Inc.	508	71,501
Fair Isaac Corp.	420	30,366
Fairchild Semiconductor Int’l., Inc.*	1,554	26,232
FEI Company	544	49,150
Fortinet, Inc.*	1,812	55,556
Gartner, Inc.*	1,154	97,178
Global Payments, Inc.	886	71,527
Henry (Jack) & Associates, Inc.	1,071	66,552
Informatica Corp.*	1,422	54,228
Ingram Micro, Inc. Cl A*	2,041	56,413
Integrated Device Technology, Inc.*	1,946	38,142
InterDigital, Inc.	486	25,709
International Rectifier Corp.*	937	37,386
Intersil Corp. Cl A	1,695	24,527
IPG Photonics Corp.*	464	34,763
Itron, Inc.*	512	21,652
Jabil Circuit, Inc.	2,531	55,252
JDS Uniphase Corp.*	3,026	41,517
Keysight Technologies, Inc.*	2,192	74,024
Knowles Corp.*	1,113	26,211
Leidos Hldgs., Inc.	815	35,469
Lexmark International, Inc. Cl A	808	33,346
Mentor Graphics Corp.	1,280	28,058
National Instruments Corp.	1,320	41,039
NCR Corp.*	2,204	64,225
NeuStar, Inc. Cl A*	717	19,933
Plantronics, Inc.	561	29,744
Polycom, Inc.*	1,786	24,111
PTC, Inc.*	1,518	55,635
Rackspace Hosting, Inc.*	1,560	73,024
RF Micro Devices, Inc.*	7,613	126,300
Riverbed Technology, Inc.*	2,030	41,432
Rovi Corp.*	1,239	27,989
Science Applications Int’l. Corp.	530	26,251
Semtech Corp.*	873	24,069
Silicon Laboratories, Inc.*	515	24,524
Skyworks Solutions, Inc.	2,496	181,484
SolarWinds, Inc.*	862	42,953
Solera Hldgs., Inc.	892	45,653
SunEdison, Inc.*	3,298	64,344
Synopsys, Inc.*	2,039	88,635
Tech Data Corp.*	501	31,678
Teradyne, Inc.	2,834	56,085
Trimble Navigation Ltd.*	3,389	89,944
Tyler Technologies TYL*	434	47,497
Ultimate Software Group, Inc.*	371	54,468
VeriFone Systems, Inc.*	1,483	55,168
Vishay Intertechnology, Inc.	1,776	25,130
WEX, Inc.*	507	50,152
Zebra Technologies Corp. Cl A*	666	51,555

		3,794,426

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

MATERIALS (7.0%)
Albemarle Corp.	1,024	61,573
AptarGroup, Inc.	848	56,680
Ashland, Inc.	836	100,119
Bemis Co., Inc.	1,308	59,135
Cabot Corp.	842	36,930
Carpenter Technology Corp.	697	34,327
Cliffs Natural Resources, Inc.	1,973	14,087
Commercial Metals Co.	1,547	25,201
Compass Minerals Int’l., Inc.	441	38,292
Cytec Industries, Inc.	944	43,584
Domtar Corp.	843	33,905
Eagle Materials, Inc.	657	49,952
Greif, Inc. Cl A	444	20,970
Louisiana-Pacific Corp.*	1,861	30,818
Minerals Technologies, Inc.	452	31,391
NewMarket Corp.	139	56,091
Olin Corp.	1,024	23,316
Packaging Corp. of America	1,287	100,450
PolyOne Corp.	1,190	45,113
Reliance Steel & Aluminum Co.	1,021	62,557
Rock-Tenn Co. Cl A	1,832	111,715
Royal Gold, Inc.	854	53,546
RPM International, Inc.	1,747	88,590
Scotts Miracle-Gro Co. Cl A	580	36,146
Sensient Technologies Corp.	630	38,014
Silgan Hldgs., Inc.	570	30,552
Sonoco Products Co.	1,325	57,903
Steel Dynamics, Inc.	3,146	62,102
TimkenSteel Corp.	503	18,626
United States Steel Corp.	1,914	51,180
Valspar Corp.	997	86,221
Worthington Industries, Inc.	664	19,980

		1,579,066

TELECOMMUNICATION SERVICES (0.1%)
Telephone & Data Systems, Inc.	1,286	32,472

UTILITIES (4.6%)
Alliant Energy Corp.	1,452	96,442
Aqua America, Inc.	2,312	61,730
Atmos Energy Corp.	1,314	73,242
Black Hills Corp.	584	30,975
Cleco Corp.	790	43,087
Great Plains Energy, Inc.	2,014	57,218
Hawaiian Electric Industries, Inc.	1,343	44,964
Idacorp, Inc.	657	43,487
MDU Resources Group	2,541	59,714
National Fuel Gas Co.	1,101	76,553
OGE Energy Corp.	2,609	92,567
ONE Gas, Inc.	682	28,112
PNM Resources, Inc.	1,043	30,904
Questar Corp.	2,294	57,992
UGI Corp.	2,257	85,721
Vectren Corp.	1,081	49,975
Westar Energy, Inc.	1,712	70,603
WGL Hldgs., Inc.	649	35,448

		1,038,734

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $16,899,318) 95.6%		21,576,026

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.6%)
U.S. Treasury Bill (1)	A-1+	0.01	03/05/15	300,000	299,992
U.S. Treasury Bill (1)	A-1+	0.09	07/23/15	500,000	499,746

					799,738

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,738) 3.6%					799,738

TEMPORARY CASH INVESTMENTS (2) (Cost: $233,900) 1.0%					233,900

TOTAL INVESTMENTS (Cost: $17,932,956) 100.2%					22,609,664

OTHER NET ASSETS -0.2%					(56,908)

NET ASSETS 100.0%					$22,552,756

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.6%)
Bassett Furniture Industries, Inc.	8,209	160,158
Carmike Cinemas, Inc.*	843	22,146
CST Brands, Inc.	1,619	70,605
Diamond Resorts Int’l., Inc.*	7,907	220,605
FTD Companies, Inc.*	1,159	40,356
Houghton Mifflin Harcourt Co.*	6,388	132,295
Intrawest Resorts Hldgs., Inc.*	2,635	31,462
Ruby Tuesday, Inc.*	8,149	55,739
Select Comfort Corp.*	2,713	73,332
The Men’s Wearhouse, Inc.	1,547	68,300
Wolverine World Wide, Inc.	2,564	75,561

		950,559

CONSUMER STAPLES (2.8%)
Crimson Wine Group Ltd.*	9,431	89,595
Farmer Brothers Co.*	3,461	101,926
Vector Group Ltd.	2,738	58,347

		249,868

ENERGY (2.5%)
Carrizo Oil and Gas, Inc.*	639	26,582
Emerald Oil, Inc.*	3,907	4,688
Gulf Coast Ultra Deep Royalty Trust*	18,387	23,351
Helix Energy Solutions Group*	2,172	47,132
PBF Energy, Inc.	4,688	124,888

		226,641

FINANCIALS (37.7%)
Agree Realty Corp.	601	18,685
Alexander’s, Inc.	85	37,160
Ashford Hospitality Prime, Inc	1,724	29,584
Ashford Hospitality Trust, Inc.	3,163	33,148
Aspen Insurance Hldgs. Ltd.	1,578	69,069
BancFirst Corp.	1,147	72,708
Bank of Marin Bancorp	932	49,014
Banner Corp.	1,869	80,404
Brookline Bancorp, Inc.	7,077	70,982
Bryn Mawr Bank Corp.	2,071	64,822
Charter Financial Corp.	3,417	39,125
Chatham Lodging Trust	2,661	77,089
Chesapeake Lodging Trust	3,317	123,426
Columbia Banking System, Inc.	800	22,088
Customers Bancorp, Inc.*	2,591	49,799
Dime Community Bancshares	3,315	53,968
Eagle Bancorp, Inc.*	1,184	42,056
EastGroup Properties, Inc.	471	29,824
Ellington Financial LLC	6,145	122,654
Enterprise Financial Svcs. Corp.	2,164	42,696
Equity Lifestyle Properties, Inc.	1,207	62,221
FBR & Co.*	947	23,287
FelCor Lodging Trust, Inc.	11,185	121,022
First Connecticut Bancorp, Inc.	899	14,672

First Interstate BancSytem, Inc.	2,267	63,068
Flushing Financial Corp.	2,000	40,540
Forest City Enterprises, Inc. Cl A*	5,397	114,956
Glacier Bancorp, Inc.	3,055	84,837
Hanmi Financial Corp.	1,496	32,628
Highwoods Properties, Inc.	2,180	96,530
Investors Bancorp, Inc.	7,274	81,651
iShares Russell 2000 ETF	735	87,921

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

iShares Russell 2000 Value ETF	860	87,445
Janus Capital Group, Inc.	3,000	48,390
Marlin Business Svcs. Corp.	2,683	55,082
MB Financial, Inc.	1,433	47,088
Meadowbrook Insurance Group, Inc.	10,162	85,971
Northfield Bancorp, Inc.	5,182	76,694
Parkway Properties, Inc.	2,577	47,391
Pennsylvania REIT	3,123	73,266
PrivateBancorp, Inc.	2,712	90,581
ProAssurance Corp.	679	30,657
Prosperity Bancshares, Inc.	1,167	64,605
Select Income REIT	3,465	84,581
Selective Insurance Group, Inc.	1,777	48,281
Southside Bancshares, Inc.	254	7,348
Sovran Self Storage, Inc.	419	36,545
Stock Yards Bancorp, Inc.	2,668	88,951
SVB Financial Group*	1,182	137,195
Symetra Financial Corp.	5,506	126,913
Terreno Realty Corp.	2,086	43,034
The GEO Group, Inc.	1,535	61,953
UMB Financial Corp.	714	40,619
Urstadt Biddle Pptys., Inc. Cl A	1,686	36,890
ViewPoint Financial Group, Inc.*	766	18,269

		3,389,383

HEALTH CARE (5.4%)
Albany Molecular Research, Inc*	1,559	25,381
Ani Pharmaceuticals, Inc.*	931	52,499
Computer Programs & Systems, Inc.	1,143	69,437
Ensign Group, Inc.	543	24,104
Harvard Bioscience, Inc.*	8,650	49,046
Kindred Healthcare, Inc.	1,475	26,816
Pacific Biosciences of CA, Inc.*	4,260	33,398
QLT, Inc.*	12,290	49,283
Rigel Pharmaceuticals, Inc.*	4,110	9,330
Supernus Pharmaceuticals, Inc.*	6,450	53,535
TearLab Corp.*	5,528	14,649
Universal American Corp.*	3,298	30,605
Wright Medical Group, Inc.*	1,573	42,267

		480,350

INDUSTRIALS (15.2%)
Alaska Air Group, Inc.	1,969	117,667
AZZ, Inc.	2,428	113,922
Blount International, Inc.*	6,838	120,144
Deluxe Corp.	1,301	80,987
Encore Wire Corp.	2,326	86,830
EnPro Industries, Inc.*	1,318	82,718
Matrix Service Co.*	973	21,717
Miller Industries, Inc.	5,213	108,378
Mueller Industries, Inc.	6,576	224,505
Old Dominion Freight Line, Inc.*	1,894	147,050
Orbital Sciences Corp.*	4,054	109,012
Steelcase, Inc.	3,397	60,976
Uti Worldwide, Inc.*	7,115	85,878

		1,359,784

INFORMATION TECHNOLOGY (8.7%)
Anixter International, Inc.*	834	73,776
ARRIS Group, Inc.*	884	26,688
CalAmp Corp.*	2,786	50,984
Emulex Corp.*	2,850	16,160
iGATE Corp.*	741	29,255
Imation Corp.*	6,675	25,298
LogMeIn, Inc.*	1,206	59,504

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Microsemi Corp.*	1,393	39,533
MKS Instruments, Inc.	1,399	51,203
Nanometrics, Inc.*	1,688	28,392
Nova Measuring Instruments Ltd.*	2,874	29,861
Plexus Corp.*	708	29,177
Proofpoint, Inc.*	1,381	66,606
Richardson Electronics Ltd.	12,249	122,490
Rogers Corp.*	280	22,803
Semtech Corp.*	930	25,640
SYNNEX Corp.	1,088	85,038

		782,408

MATERIALS (5.8%)
Boise Cascade Co.*	1,547	57,471
Crown Hldgs., Inc.*	746	37,971
Horsehead Hldg. Corp.*	3,137	49,659
Kaiser Aluminum Corp.	2,086	149,003
Kraton Performance Polymers, Inc.*	2,876	59,792
Schnitzer Steel Industries, Inc. Cl A	2,158	48,684
Silgan Hldgs., Inc.	1,685	90,316
TimkenSteel Corp.	695	25,736

		518,632

TELECOMMUNICATION SERVICES (1.3%)
Consolidated Comms. Hldgs., Inc.	1,905	53,016
IDT Corp. Cl B	2,048	41,595
ORBCOMM, Inc.*	3,223	21,078

		115,689

UTILITIES (6.0%)
Avista Corp.	2,666	94,243
Black Hills Corp.	845	44,819
Idacorp, Inc.	1,900	125,761
Northwest Natural Gas Co.	1,030	51,397
NorthWestern Corp.	1,000	56,580
PNM Resources, Inc.	2,789	82,638
Portland General Electric Co.	2,122	80,275

		535,713

TOTAL COMMON STOCKS (Cost: $7,180,517) 96.0%		8,609,027

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.3%)
U.S. Treasury Bill	A-1+	0.09	07/23/15	300,000	299,848

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,848) 3.3%					299,848

TEMPORARY CASH INVESTMENTS (3) (Cost: $200,000) 2.2%					200,000

TOTAL INVESTMENTS (Cost: $7,680,365) 101.5%					9,108,875

OTHER NET ASSETS -1.5%					(131,203)

NET ASSETS 100.0%					$8,977,672

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
American Axle & Mfg. Hldgs., Inc.*	1,523	34,398
Carmike Cinemas, Inc.*	1,876	49,269
Cooper Tire & Rubber Co.	1,469	50,894
CST Brands, Inc.	1,378	60,090
Diamond Resorts Int’l., Inc.*	2,699	75,313
Drew Industries, Inc.*	765	39,053
Eros International PLC*	1,537	32,531
Five Below, Inc.*	902	36,820
Haverty Furniture Cos., Inc.	2,105	46,331
Houghton Mifflin Harcourt Co.*	2,248	46,560
HSN, Inc.	580	44,088
Intrawest Resorts Hldgs., Inc.*	2,157	25,759
Panera Bread Co. Cl A*	217	37,932
Popeyes Louisiana Kitchen, Inc.*	899	50,559
Red Robin Gourmet Burgers, Inc.*	1,452	111,796
Select Comfort Corp.*	1,949	52,668
Sotheby’s	603	26,029
Steve Madden Ltd.*	1,540	49,005
The Men’s Wearhouse, Inc.	787	34,750

		903,845

CONSUMER STAPLES (2.7%)
Darling Ingredients Inc.*	1,855	33,694
Spectrum Brands Hldgs., Inc.	533	51,017
TreeHouse Foods, Inc.*	598	51,164
Village Super Market, Inc. Cl A	1,130	30,917

		166,792

ENERGY (3.4%)
Bonanza Creek Energy, Inc.*	1,577	37,848
Carrizo Oil and Gas, Inc.*	955	39,728
Sanchez Energy Corp.*	1,836	17,053
Synergy Resources Corp.*	2,382	29,869
Targa Resources Corp.	525	55,676
Western Refining, Inc.	824	31,112
Whiting Petroleum Corp.*	1	36

		211,322

FINANCIALS (7.7%)
Chesapeake Lodging Trust	449	16,707
Cousins Properties, Inc.	2,643	30,182
Health Insurance Innovations, Inc. Cl A*	3,708	26,550
Investors Bancorp, Inc.	3,410	38,276
iShares Micro-Cap ETF	1,030	79,271
Primerica, Inc.	859	46,620
PS Business Parks, Inc.	397	31,601
Sabra Health Care REIT, Inc.	2,271	68,958
Silvercrest Asset Mgmt. Group, Inc. Cl A	2,163	33,843
Southwest Bancorp, Inc.	1,960	34,024
Starwood Property Trust, Inc.	1,398	32,492
Stifel Financial Corp.*	884	45,081

		483,605

HEALTH CARE (23.6%)
Abiomed, Inc.*	1,906	72,531
ACADIA Pharmaceuticals, Inc.*	547	17,367
Acorda Therapeutics, Inc.*	677	27,649
Albany Molecular Research, Inc*	1,650	26,863
Alnylam Pharmaceuticals, Inc.*	330	32,010
Ani Pharmaceuticals, Inc.*	606	34,195
Anika Therapeutics, Inc.*	1,005	40,956
BioScrip, Inc.*	6,333	44,267

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

BioSpecifics Technologies Corp.*	793	30,637
Cepheid, Inc.*	660	35,743
Cubist Pharmaceuticals, Inc.*	273	27,477
DexCom, Inc.*	1,376	75,751
Emergent Biosolutions, Inc.*	2,181	59,389
Ensign Group, Inc.	725	32,174
Exact Sciences Corp.*	2,360	64,764
GW Pharmaceuticals PLC ADR*	284	19,201
Insulet Corp.*	1,096	50,459
Isis Pharmaceuticals, Inc.*	738	45,570
Karyopharm Therapeutics, Inc.*	540	20,205
Lannett Co., Inc.*	803	34,433
Medicines Co.*	1,014	28,055
Medidata Solutions, Inc.*	819	39,112
MWI Veterinary Supply, Inc.*	297	50,514
Neogen Corp.*	643	31,886
Omeros Corp.*	2,027	50,232
Omnicell, Inc.*	1,415	46,852
Pacific Biosciences of CA, Inc.*	2,579	20,216
Pacira Pharmaceuticals, Inc.*	336	29,772
PAREXEL International Corp.*	1,134	63,022
Pharmacyclics, Inc.*	298	36,433
Puma Biotechnology, Inc.*	217	41,072
Sarepta Therapeutics, Inc.*	835	12,081
Sorrento Therapeutics, Inc.*	1,870	18,831
STAAR Surgical Co.*	3,056	27,840
Supernus Pharmaceuticals, Inc.*	5,345	44,365
Synageva BioPharma Corp.*	330	30,630
Team Health Hldgs., Inc.*	654	37,630
WellCare Health Plans, Inc.*	512	42,031
Wright Medical Group, Inc.*	1,544	41,490

		1,483,705

INDUSTRIALS (13.7%)
Allegiant Travel Co.	374	56,269
Applied Industrial Technologies, Inc.	739	33,709
Astronics Corp.*	1,495	82,699
AZZ, Inc.	1,292	60,630
Corporate Executive Board Co.	698	50,597
EnPro Industries, Inc.*	839	52,662
Healthcare Svcs. Group, Inc.	1,727	53,422
Miller (Herman), Inc.	990	29,136
Mueller Water Product, Inc. Cl A	5,137	52,604
Raven Industries, Inc.	2,079	51,985
Saia, Inc.*	1,494	82,718
Sun Hydraulics Corp.	1,247	49,087
Teledyne Technologies, Inc.*	571	58,634
The Advisory Board Co.*	692	33,894
Trex Co., Inc.*	1,655	70,474
Uti Worldwide, Inc.*	3,278	39,567

		858,087

INFORMATION TECHNOLOGY (23.6%)
Alliance Data Systems Corp.*	0	66
Anixter International, Inc.*	491	43,390
Arista Networks, Inc.*	234	14,236
ARRIS Group, Inc.*	1,850	55,839
Aspen Technology, Inc.*	599	20,973
Blackhawk Network Hldgs., Inc.*	801	31,059
CalAmp Corp.*	3,181	58,214
Cavium, Inc.*	1,004	62,055
CommVault Systems, Inc.*	759	39,228
comScore, Inc.*	1,715	79,609

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

Electronics for Imaging, Inc.*	1,193	51,105
Envestnet, Inc.*	248	12,187
Euronet Worldwide, Inc.*	884	48,532
FEI Company	496	44,796
Guidewire Software, Inc.*	466	23,568
iGATE Corp.*	1,908	75,340
Imperva, Inc.*	1,535	75,860
Informatica Corp.*	740	28,235
j2 Global, Inc.	351	21,762
LogMeIn, Inc.*	1,260	62,159
Manhattan Associates, Inc.*	645	26,277
MAXIMUS, Inc.	862	47,278
MaxLinear, Inc. Cl A*	4,889	36,230
Monolithic Power Systems, Inc.	1,117	55,560
Proofpoint, Inc.*	1,347	64,985
PTC, Inc.*	1,038	38,046
Qlik Technologies, Inc.*	2,175	67,180
Rogers Corp.*	1,024	83,408
Ruckus Wireless, Inc.*	1,348	16,203
Semtech Corp.*	1,370	37,776
Synaptics, Inc.*	878	60,442
Ultimate Software Group, Inc.*	267	39,229
Verint Systems, Inc.*	488	28,435
WEX, Inc.*	313	30,922

		1,480,184

MATERIALS (4.0%)
A. Schulman, Inc.	1,383	56,033
Calgon Carbon Corp.*	1,511	31,399
Horsehead Hldg. Corp.*	1,589	25,148
PolyOne Corp.	969	36,731
Resolute Forest Products, Inc.*	2,934	51,668
U.S. Concrete, Inc.*	1,819	51,753

		252,732

TELECOMMUNICATION SERVICES (1.4%)
Consolidated Comms. Hldgs., Inc.	1,326	36,911
ORBCOMM, Inc.*	3,160	20,666
Shenandoah Telecommunications Co.	1,043	32,591

		90,168

UTILITIES (0.7%)
NorthWestern Corp.	807	45,677

TOTAL COMMON STOCKS (Cost: $4,853,175) 95.1%		5,976,117

TEMPORARY CASH INVESTMENTS (3) (Cost: $250,000) 4.0%		250,000

TOTAL INVESTMENTS (Cost: $5,103,175) 99.1%		6,226,117

OTHER NET ASSETS 0.9%		58,215

NET ASSETS 100.0%		$6,284,332

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.6%)
U.S. Treasury Strip	AA+	0.00	11/15/16	315,000	261,554
U.S. Treasury Strip	AA+	0.00	11/15/24	105,000	83,256
U.S. Treasury Strip	AA+	0.00	08/15/28	835,000	587,815
U.S. Treasury Strip	AA+	0.00	08/15/29	1,045,000	713,576

					1,646,201

U.S. GOVERNMENT AGENCIES (30.7%)
MORTGAGE-BACKED OBLIGATIONS (29.6%)
FHARM	AA+	2.38	04/01/37	5,544	5,938
FHARM	AA+	2.38	09/01/39	14,228	15,196
FHARM	AA+	2.90	04/01/37	8,508	8,973
FHARM	AA+	5.24	02/01/36	8,494	9,042
FHARM	AA+	5.43	05/01/37	5,590	5,864
FHARM	AA+	5.77	03/01/37	3,003	3,189
FHLMC	AA+	2.50	09/01/27	82,201	83,830
FHLMC	AA+	3.00	06/01/27	45,013	46,842
FHLMC	AA+	3.00	08/01/27	67,091	69,720
FHLMC	AA+	3.00	11/01/42	61,525	62,243
FHLMC	AA+	3.00	04/01/43	79,898	80,928
FHLMC	AA+	3.50	01/01/43	90,841	94,600
FHLMC	AA+	3.50	04/01/43	139,140	144,901
FHLMC	AA+	4.00	02/01/25	13,697	14,584
FHLMC	AA+	4.00	03/01/41	60,075	64,115
FHLMC	AA+	4.00	07/01/41	57,157	61,520
FHLMC	AA+	4.00	06/01/42	64,393	68,722
FHLMC	AA+	4.00	11/01/42	63,131	67,559
FHLMC	AA+	4.00	01/01/44	142,346	152,397
FHLMC	AA+	4.50	03/01/34	25,853	28,165
FHLMC	AA+	4.50	08/01/34	13,021	14,196
FHLMC	AA+	4.50	02/01/44	68,330	74,403
FHLMC	AA+	5.00	02/01/26	5,830	6,427
FHLMC	AA+	5.50	03/01/21	7,879	8,538
FHLMC	AA+	5.50	07/01/32	10,345	11,605
FHLMC	AA+	5.50	05/01/33	11,872	13,344
FHLMC	AA+	5.50	06/01/37	30,340	34,008
FHLMC	AA+	6.00	07/15/29	7,773	8,632
FHLMC	AA+	6.00	03/15/32	8,135	8,879
FHLMC Strip	AA+	3.00	01/15/43	93,743	93,498
FNMA	AA+	2.42	05/01/43	93,127	93,231
FNMA	AA+	3.00	09/01/29	82,323	85,872
FNMA	AA+	3.00	09/01/33	112,849	116,559
FNMA	AA+	3.00	12/01/42	89,008	89,229
FNMA	AA+	3.00	02/01/43	50,267	50,900
FNMA	AA+	3.00	03/01/43	43,245	43,861
FNMA	AA+	3.50	03/25/28	67,116	70,042
FNMA	AA+	3.50	03/01/32	80,889	85,345
FNMA	AA+	3.50	09/01/32	111,214	117,342
FNMA	AA+	3.50	08/01/38	69,774	73,069
FNMA	AA+	3.50	10/01/41	64,033	66,963
FNMA	AA+	3.50	12/01/41	76,573	80,077
FNMA	AA+	3.50	04/01/42	87,249	91,362
FNMA	AA+	3.50	08/01/42	99,111	103,460
FNMA	AA+	3.50	10/01/42	75,169	78,446
FNMA	AA+	3.50	01/01/44	38,852	39,880
FNMA	AA+	4.00	05/01/19	10,209	10,819
FNMA	AA+	4.00	07/25/26	95,238	101,440
FNMA	AA+	4.00	01/01/31	135,703	146,304
FNMA	AA+	4.00	11/01/40	59,751	63,874
FNMA	AA+	4.00	05/01/41	52,265	55,790
FNMA	AA+	4.00	08/01/42	86,903	92,857
FNMA	AA+	4.50	05/01/18	3,390	3,561
FNMA	AA+	4.50	05/01/19	4,337	4,566
FNMA	AA+	4.50	05/01/30	24,581	26,827
FNMA	AA+	4.50	04/01/31	30,981	33,824
FNMA	AA+	4.50	08/01/33	10,804	11,775
FNMA	AA+	4.50	08/01/33	5,640	6,145
FNMA	AA+	4.50	09/01/33	27,245	29,685

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

FNMA	AA+	4.50	05/01/34	5,918	6,453
FNMA	AA+	4.50	06/01/34	9,735	10,623
FNMA	AA+	4.50	08/01/35	15,348	16,656
FNMA	AA+	4.50	12/01/35	15,448	16,853
FNMA	AA+	4.50	05/01/39	21,848	23,889
FNMA	AA+	4.50	05/01/39	36,934	40,530
FNMA	AA+	4.50	05/01/40	27,893	30,323
FNMA	AA+	5.00	04/01/18	6,159	6,489
FNMA	AA+	5.00	09/01/18	4,921	5,200
FNMA	AA+	5.00	10/01/20	9,132	9,710
FNMA	AA+	5.00	06/01/33	20,459	22,665
FNMA	AA+	5.00	09/01/33	16,826	18,643
FNMA	AA+	5.00	10/01/33	19,983	22,275
FNMA	AA+	5.00	11/01/33	28,984	32,104
FNMA	AA+	5.00	03/01/34	5,253	5,818
FNMA	AA+	5.00	04/01/34	8,339	9,294
FNMA	AA+	5.00	04/01/34	3,865	4,279
FNMA	AA+	5.00	04/01/35	11,877	13,242
FNMA	AA+	5.00	06/01/35	7,288	8,080
FNMA	AA+	5.00	09/01/35	10,702	11,862
FNMA	AA+	5.00	11/25/35	29,630	31,630
FNMA	AA+	5.00	10/01/36	11,244	12,440
FNMA	AA+	5.00	05/01/39	31,394	34,798
FNMA	AA+	5.00	06/01/40	25,440	28,187
FNMA	AA+	5.50	04/01/17	227	240
FNMA	AA+	5.50	05/01/17	131	139
FNMA	AA+	5.50	06/01/17	531	561
FNMA	AA+	5.50	09/01/19	2,921	3,138
FNMA	AA+	5.50	08/01/25	9,063	10,230
FNMA	AA+	5.50	01/01/27	4,049	4,525
FNMA	AA+	5.50	09/01/33	7,096	8,053
FNMA	AA+	5.50	10/01/33	25,749	29,214
FNMA	AA+	5.50	03/01/34	7,500	8,509
FNMA	AA+	5.50	03/01/34	2,322	2,595
FNMA	AA+	5.50	07/01/34	7,367	8,287
FNMA	AA+	5.50	09/01/34	27,820	31,323
FNMA	AA+	5.50	09/01/34	29,499	33,246
FNMA	AA+	5.50	09/01/34	4,391	4,953
FNMA	AA+	5.50	10/01/34	5,257	5,934
FNMA	AA+	5.50	02/01/35	7,573	8,500
FNMA	AA+	5.50	02/01/35	12,719	14,424
FNMA	AA+	5.50	04/01/35	13,763	15,530
FNMA	AA+	5.50	08/01/35	16,197	18,278
FNMA	AA+	5.50	11/01/35	13,194	14,895
FNMA	AA+	5.50	06/01/37	14,806	16,720
FNMA	AA+	5.50	11/01/38	5,960	6,480
FNMA	AA+	5.50	06/01/48	7,090	7,699
FNMA	AA+	6.00	04/01/23	7,961	9,020
FNMA	AA+	6.00	01/01/25	18,827	21,320
FNMA	AA+	6.00	03/01/28	9,236	10,499
FNMA	AA+	6.00	04/01/32	1,399	1,586
FNMA	AA+	6.00	04/01/32	1,189	1,355
FNMA	AA+	6.00	05/01/32	1,670	1,912
FNMA	AA+	6.00	05/01/33	22,113	25,228
FNMA	AA+	6.00	09/01/34	11,823	13,504
FNMA	AA+	6.00	10/01/34	16,895	19,258
FNMA	AA+	6.00	11/01/34	2,545	2,884
FNMA	AA+	6.00	12/01/36	10,436	11,995
FNMA	AA+	6.00	01/01/37	9,779	11,234
FNMA	AA+	6.00	05/01/37	2,792	3,065
FNMA	AA+	6.00	07/01/37	5,198	5,895
FNMA	AA+	6.00	08/01/37	6,516	7,393
FNMA	AA+	6.00	12/01/37	2,043	2,317
FNMA	AA+	6.00	10/25/44	18,018	20,985
FNMA	AA+	6.00	02/25/47	17,242	19,383
FNMA	AA+	6.00	12/25/49	16,549	18,375
FNMA	AA+	6.50	09/01/16	97	99
FNMA	AA+	6.50	03/01/17	430	445
FNMA	AA+	6.50	05/01/17	102	103
FNMA	AA+	6.50	06/01/17	2,041	2,122

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

FNMA	AA+	6.50	05/01/32	1,743	1,985
FNMA	AA+	6.50	05/01/32	1,068	1,217
FNMA	AA+	6.50	07/01/32	900	1,025
FNMA	AA+	6.50	07/01/34	7,918	9,029
FNMA	AA+	6.50	09/01/34	6,904	7,929
FNMA	AA+	6.50	09/01/36	3,692	4,351
FNMA	AA+	6.50	05/01/37	9,686	11,210
FNMA	AA+	6.50	09/01/37	5,012	6,013
FNMA	AA+	6.50	05/01/38	5,591	6,717
FNMA	AA+	7.00	09/01/31	1,068	1,214
FNMA	AA+	7.00	04/01/32	2,567	3,074
FNMA	AA+	7.00	01/25/44	25,018	28,161
FNMA	AA+	7.50	06/01/31	538	649
FNMA	AA+	7.50	02/01/32	1,399	1,636
FNMA	AA+	7.50	06/01/32	455	511
FNMA	AA+	8.00	04/01/32	115	123
FNMA Strip	AA+	3.00	08/25/42	86,726	86,205
GNMA (4)	AA+	3.50	09/20/33	23,758	24,364
GNMA (4)	AA+	3.50	01/20/37	8,091	8,198
GNMA (4)	AA+	4.00	08/15/41	58,112	62,826
GNMA (4)	AA+	4.00	11/15/41	24,806	27,009
GNMA (4)	AA+	4.00	01/15/42	81,734	87,766
GNMA (4)	AA+	4.00	03/20/42	57,391	61,619
GNMA (4)	AA+	4.50	04/20/31	43,083	47,559
GNMA (4)	AA+	4.50	10/15/40	53,054	59,095
GNMA (4)	AA+	4.50	06/20/41	49,506	54,322
GNMA (4)	AA+	4.50	10/20/43	56,304	62,735
GNMA (4)	AA+	5.00	10/15/24	58,569	65,531
GNMA (4)	AA+	5.00	06/20/39	54,667	60,023
GNMA (4)	AA+	5.00	11/15/39	33,365	36,905
GNMA (4)	AA+	5.00	06/20/40	47,004	51,226
GNMA (4)	AA+	5.50	01/15/36	17,296	19,355
GNMA (4)	AA+	6.50	04/15/31	228	261
GNMA (4)	AA+	6.50	10/15/31	1,076	1,257
GNMA (4)	AA+	6.50	12/15/31	318	363
GNMA (4)	AA+	6.50	05/15/32	462	528
GNMA (4)	AA+	7.00	05/15/31	888	1,038
GNMA (4)	AA+	7.00	05/15/32	117	127
GNMA (4)	AA+	7.00	10/20/38	838	913
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	39,034	43,253

					5,067,778

NON-MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AA+	0.00	11/29/19	105,000	93,551
FNMA	AA+	0.00	10/09/19	105,000	94,402

					187,953

CORPORATE DEBT (57.8%)
CONSUMER DISCRETIONARY (9.2%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	84,920
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	84,025
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	53,051
Brinker International, Inc.	BBB-	3.88	05/15/23	10,000	9,972
Dollar General Corp.	BBB-	3.25	04/15/23	85,000	77,371
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	50,000	50,625
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	72,636
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	89,661
Home Depot, Inc.	A	5.40	03/01/16	50,000	52,766
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	73,907
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	29,211
Kohl’s Corp.	BBB	4.00	11/01/21	50,000	51,920
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	76,743
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	87,255
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	75,000	80,673
NVR, Inc.	BBB	3.95	09/15/22	85,000	87,184
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	77,476
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,266
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	80,672
Staples, Inc.	BBB-	4.38	01/12/23	85,000	85,232
Tupperware Brands Corp.	BBB-	4.75	06/01/21	85,000	90,988
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	83,864
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	85,000	86,275

					1,576,693

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

CONSUMER STAPLES (3.0%)
Avon Products, Inc.	BB+	4.20	07/15/18	75,000	68,625
CVS Health Corp.	BBB+	6.13	08/15/16	50,000	53,943
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	75,000	77,821
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	70,021
Kroger Co.	BBB	2.95	11/01/21	30,000	29,754
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	95,000	95,953
Safeway, Inc.	BBB	3.95	08/15/20	65,000	65,712
Sysco Corp.	A	2.60	06/12/22	55,000	54,107

					515,936

ENERGY (4.9%)
Cameron International Corp.	BBB+	4.50	06/01/21	75,000	79,374
Energen Corp.	BB	4.63	09/01/21	85,000	75,328
EQT Corp.	BBB	4.88	11/15/21	85,000	91,826
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	84,391
Kinder Morgan, Inc.	BBB-	5.15	03/01/15	50,000	50,258
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	71,047
Murphy Oil Corp.	BBB	2.50	12/01/17	65,000	64,610
National Oilwell Varco, Inc.	A	6.13	08/15/15	50,000	50,024
Noble Corp.	BBB	7.50	03/15/19	50,000	54,610
Rowan Companies PLC	BBB-	4.88	06/01/22	85,000	82,712
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	50,000	52,375
Sunoco, Inc.	BBB-	5.75	01/15/17	20,000	21,623
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	50,000	51,580

					829,758

FINANCIALS (13.5%)
Aflac, Inc.	A	4.00	02/15/22	80,000	84,907
Alleghany Corp.	BBB	5.63	09/15/20	75,000	84,204
American Tower Corp.	BBB-	4.50	01/15/18	85,000	90,269
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	85,000	85,829
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	59,182
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,961
Boston Properties LP	A-	3.85	02/01/23	65,000	67,475
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	93,682
CNA Financial Corp.	BBB	6.50	08/15/16	50,000	54,082
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	44,912
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,452
First Republic Bank	A-	2.38	06/17/19	85,000	85,400
Genworth Financial, Inc.	BB+	7.20	02/15/21	50,000	48,690
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,303
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	65,000	66,603
Hartford Financial Svcs.	BBB	5.50	03/30/20	20,000	22,602
Health Care REIT, Inc.	BBB	3.63	03/15/16	20,000	20,584
Health Care REIT, Inc.	BBB	3.75	03/15/23	10,000	10,086
Health Care REIT, Inc.	BBB	6.13	04/15/20	50,000	57,477
Healthcare Realty Trust	BBB-	3.75	04/15/23	85,000	83,430
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	89,571
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	85,000	88,214
Lincoln National Corp.	A-	4.85	06/24/21	20,000	22,032
Markel Corp.	BBB	5.35	06/01/21	40,000	44,883
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	83,357
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	53,627
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	22,709
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	29,457
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	51,322
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	50,000	50,746
Pacific LifeCorp.†	BBB+	6.00	02/10/20	65,000	73,884
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	87,754
Protective Life Corp.	A-	7.38	10/15/19	65,000	78,221
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,803
Raymond James Financial, Inc.	BBB	4.25	04/15/16	75,000	77,760
Reckson Operating Partnership	BBB-	6.00	03/31/16	85,000	89,601
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	82,603
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	50,000	51,044
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,484
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	70,648

					2,324,850

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

HEALTH CARE (6.7%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	92,465
Allergan, Inc.	A+	5.75	04/01/16	50,000	52,899
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	44,233
Anthem, Inc.	A-	4.35	08/15/20	50,000	54,170
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	91,284
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	57,622
CIGNA Corp.	A	2.75	11/15/16	50,000	51,343
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	86,168
Hospira, Inc.	BBB-	6.05	03/30/17	75,000	80,862
Laboratory Corp. of America	BBB+	3.75	08/23/22	85,000	86,962
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	84,949
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	85,961
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	92,473
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	91,674
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	91,820

					1,144,885

INDUSTRIALS (5.2%)
Crane Co.	BBB	2.75	12/15/18	90,000	90,971
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	87,396
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	84,039
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	65,024
Harsco Corp.	BB+	5.75	05/15/18	85,000	89,463
Kennametal, Inc.	BBB	2.65	11/01/19	85,000	84,101
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	80,545
Pentair PLC	BBB	5.00	05/15/21	75,000	83,426
Pitney Bowes, Inc.	BBB	5.25	01/15/37	75,000	80,346
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	85,391
Textron, Inc.	BBB-	4.63	09/21/16	50,000	52,901

					883,603

INFORMATION TECHNOLOGY (5.2%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	93,307
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	87,862
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	89,380
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	93,580
Ingram Micro, Inc.	BBB-	5.00	08/10/22	25,000	26,556
Ingram Micro, Inc.	BBB-	5.25	09/01/17	55,000	59,506
Lexmark International, Inc.	BBB-	5.13	03/15/20	10,000	10,652
Lexmark International, Inc.	BBB-	6.65	06/01/18	75,000	83,319
Symantec Corp.	BBB	4.20	09/15/20	85,000	88,016
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	87,806
Total System Services, Inc.	BBB+	3.75	06/01/23	85,000	83,292
Western Union Co.	BBB	5.93	10/01/16	85,000	91,263

					894,539

MATERIALS (6.8%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	91,523
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	95,484
Carpenter Technology Corp.	BBB	4.45	03/01/23	85,000	86,566
Domtar Corp.	BBB-	4.40	04/01/22	85,000	87,242
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	53,356
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	85,000	80,334
Geon Co.	BBB-	7.50	12/15/15	50,000	53,000
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	84,011
Kinross Gold Corp.	BBB-	3.63	09/01/16	65,000	65,405
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	19,120
Methanex Corp.	BBB-	3.25	12/15/19	85,000	84,285
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	79,879
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	51,282
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	31,425
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	80,611
Teck Resources Ltd.	BBB	4.75	01/15/22	75,000	73,103
Vulcan Materials Co.	BB+	7.00	06/15/18	40,000	44,000

					1,160,626

TELECOMMUNICATION SERVICES (0.6%)
CenturyLink, Inc.	BB	5.00	02/15/15	50,000	50,188
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	43,430

					93,618

UTILITIES (2.7%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	55,360
Entergy Corp.	BBB-	5.13	09/15/20	85,000	92,592
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	31,175
Illinois Power Generating Co.	CCC+	6.30	04/01/20	50,000	41,500

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	81,334
PPL Energy Supply LLC	BB	4.60	12/15/21	30,000	27,222
PPL Energy Supply LLC	BB	5.70	10/15/15	50,000	51,089
SCANA Corp.	BBB	4.13	02/01/22	85,000	88,117

					468,389

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,336,213) 98.1%					16,794,829

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.8%)
U.S. Treasury Bill	A-1+	0.09	07/23/15	650,000	649,670

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $649,670) 3.8%					649,670

TEMPORARY CASH INVESTMENTS (2) (Cost: $157,900) 0.9%					157,900

TOTAL INVESTMENTS (Cost: $17,143,783) 102.8%					17,602,399

OTHER NET ASSETS -2.8%					(479,911)

NET ASSETS 100.0%					$17,122,488

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2014

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.8%)
U.S. Treasury Bill	A-1+	0.12	06/25/15	800,000	799,809

U.S. GOVERNMENT AGENCIES (34.4%)
FHLB	A-1+	0.10	01/21/15	100,000	99,994
FHLB	A-1+	0.10	02/06/15	114,000	113,989
FHLB	A-1+	0.10	03/06/15	750,000	749,917
FHLB	A-1+	0.10	03/06/15	740,000	739,906
FHLB	A-1+	0.10	03/09/15	200,000	200,008
FHLB	A-1+	0.10	03/11/15	820,000	820,064
FHLB	A-1+	0.10	03/20/15	500,000	499,984
FHLB	A-1+	0.10	03/27/15	427,000	426,998
FHLB	A-1+	0.12	02/04/15	100,000	99,989
FHLB	A-1+	0.12	02/25/15	447,000	446,918
FHLMC	A-1+	0.09	01/20/15	100,000	99,995
FHLMC	A-1+	0.09	02/13/15	500,000	499,943
FHLMC	A-1+	0.10	01/08/15	400,000	399,992
FHLMC	A-1+	0.10	01/12/15	400,000	399,988
FHLMC	A-1+	0.10	01/23/15	100,000	99,994
FHLMC	A-1+	0.10	02/17/15	900,000	899,883
FHLMC	A-1+	0.10	03/11/15	100,000	99,985
FHLMC	A-1+	0.10	03/12/15	1,350,000	1,349,693
FNMA	A-1+	0.09	03/04/15	650,000	649,964
FNMA	A-1+	0.10	01/20/15	130,000	129,993
FNMA	A-1+	0.10	02/09/15	200,000	199,978
FNMA	A-1+	0.10	03/04/15	100,000	99,993
FNMA	A-1+	0.11	02/02/15	556,000	555,946

					9,683,114

COMMERCIAL PAPER (62.4%)
Abbott Laboratories†	A-1+	0.10	01/20/15	1,400,000	1,399,925
Coca-Cola Co.†	A-1+	0.13	01/28/15	1,000,000	999,902
Coca-Cola Co.†	A-1+	0.13	02/13/15	250,000	249,961
Dover Corp.†	A-1	0.11	01/06/15	1,200,000	1,199,982
Emerson Electric Co.†	A-1	0.12	02/26/15	900,000	899,832
Exxon Mobil Corp.	A-1+	0.12	02/18/15	700,000	699,888
Intercontinental Exchange, Inc.†	A-1	0.17	01/06/15	650,000	649,985
Intercontinental Exchange, Inc.†	A-1	0.19	01/05/15	700,000	699,985
J.P. Morgan Securities LLC	A-1	0.20	02/02/15	1,400,000	1,399,751
Microsoft Corp.†	A-1+	0.10	02/04/15	1,300,000	1,299,877
New Jersey Natural Gas	A-1	0.12	01/15/15	800,000	799,963
New Jersey Natural Gas	A-1	0.15	01/15/15	400,000	399,977
Piedmont Natural Gas Co.†	A-1	0.17	01/05/15	250,000	249,995
Piedmont Natural Gas Co.†	A-1	0.18	01/06/15	750,000	749,981
Questar Corp.†	A-1	0.19	01/14/15	1,200,000	1,199,918
Simon Property Group LP†	A-1	0.18	02/11/15	1,300,000	1,299,733
Washington Gas Light Co.	A-1	0.14	01/05/15	1,200,000	1,199,981
Wells Fargo & Co.	A-1	0.12	02/18/15	325,000	324,948
Wells Fargo & Co.	A-1	0.13	02/09/15	850,000	849,880
Wisconsin Gas Co.	A-1	0.17	01/06/15	950,000	949,978

					17,523,442

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,005,494) 99.6%					28,006,365

TEMPORARY CASH INVESTMENTS (2) (Cost: $54,800) 0.2%					54,800

TOTAL INVESTMENTS (Cost: $28,060,294) 99.8%					28,061,165

OTHER NET ASSETS 0.2%					56,072

NET ASSETS 100.0%					$28,117,237

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2014

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$294,605	1.7%
MONEY MARKET FUND	$10,899,076	38.8%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of December 31, 2014, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	March 2015	$513,100	$2,401	4.9%
EQUITY INDEX FUND	20	E-mini S&P 500 Stock Index	P	March 2015	$2,052,400	($3,960)	6.1%
MID-CAP EQUITY INDEX FUND	7	E-mini S&P MidCap 400 Stock Index	P	March 2015	$1,014,020	$9,360	4.5%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2014 was 0.12%.
(3)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2014 was 0.10%.
(4)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2014, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of December 31, 2014. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2014:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$5,787,479	-	-	$5,787,479
Common Stock - Active	$4,044,977	-	-	$4,044,977
Short-Term Debt Securities - Indexed	-	$199,995	-	$199,995
Temporary Cash Investments	-	$380,500	-	$380,500

	$9,832,456	$580,495	-	$10,412,951

Equity Index Fund
Common Stock	$31,939,010	-	-	$31,939,010
Short-Term Debt Securities	-	$1,799,231	-	$1,799,231
Temporary Cash Investments	-	$182,400	-	$182,400

	$31,939,010	$1,981,631	-	$33,920,641

Mid-Cap Equity Index Fund
Common Stock	$21,576,026	-	-	$21,576,026
Short-Term Debt Securities	-	$799,738	-	$799,738
Temporary Cash Investments	-	$233,900	-	$233,900

	$21,576,026	$1,033,638	-	$22,609,664
Small Cap Value Fund
Common Stock	$8,609,027	-	-	$8,609,027
Short-Term Debt Securities	-	$299,848	-	$299,848
Temporary Cash Investments	-	$200,000	-	$200,000

	$8,609,027	$499,848	-	$9,108,875
Small Cap Growth Fund
Common Stock	$5,976,117	-	-	$5,976,117
Temporary Cash Investments	-	$250,000	-	$250,000

	$5,976,117	$250,000	-	$6,226,117
Bond Fund
U.S. Government Debt	-	$1,646,201	-	$1,646,201
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$5,067,778	-	$5,067,778
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$187,953	-	$187,953
Long-Term Corporate Debt	-	$9,892,897	-	$9,892,897
Short-Term Debt Securities	-	$649,670	-	$649,670
Temporary Cash Investments	-	$157,900	-	$157,900

	-	$17,602,399	-	$17,602,399

Money Market Fund
U.S. Government Debt	-	$799,809	-	$799,809
U.S. Government Agency Short-Term Debt	-	$9,683,114	-	$9,683,114
Commercial Paper	-	$17,523,442	-	$17,523,442
Temporary Cash Investments	-	$54,800	-	$54,800

	-	$28,061,165	-	$28,061,165

Other Financial Instruments:*
All America Fund	$2,401	—	—	$2,401
Equity Index Fund	($3,960)	—	—	($3,960)
Mid-Cap Equity Index Fund	$9,360	—	—	$9,360
*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the year ended December 31, 2014, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2014 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,669,334	$6,861,345	$5,237,985	$1,728,374
Unrealized Depreciation	(278,928)	(733,855)	(695,761)	(293,106)

Net	$2,390,406	$6,127,490	$4,542,224	$1,435,268

Tax Cost of Investments	$8,022,545	$27,793,151	$18,067,440	$7,673,607

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,273,469	$562,293	$915
Unrealized Depreciation	(177,589)	(104,000)	(44)

Net	$1,095,880	$458,293	$871

Tax Cost of Investments	$5,130,237	$17,144,106	$28,060,294

Differences in basis between amounts reflected in the Schedules of Investments and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales, Real Estate Investment Trusts, partnerships, corporate actions and futures contracts.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

Attached hereto:

(a) (1)	Not applicable.

(2)	Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

	Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 5, 2015

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: March 5, 2015